As filed with the Securities and Exchange Commission on May 4, 2017
================================================================================
                                          1933 Act Registration No. 333-176976
                                           1940 Act Registration No. 811-22245


                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
Pre-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 67                                            [X]
                                    and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
Amendment No. 68                                                           [X]


                     FIRST TRUST EXCHANGE-TRADED FUND III
              (Exact name of registrant as specified in charter)
                      120 East Liberty Drive, Suite 400
                           Wheaton, Illinois 60187
             (Address of Principal Executive Offices) (Zip Code)


      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                      W. Scott Jardine, Esq., Secretary
                     First Trust Exchange-Traded Fund III
                          First Trust Advisors L.P.
                      120 East Liberty Drive, Suite 400
                           Wheaton, Illinois 60187
                   (Name and Address of Agent for Service)

                                   Copy to:
                              Eric F. Fess, Esq.
                            Chapman and Cutler LLP
                            111 West Monroe Street
                           Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 67

      This Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A - Prospectus for First Trust Institutional Preferred Securities and Income ETF

      Part B - Statement of Additional Information for First Trust Institutional
               Preferred Securities and Income ETF

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


FIRST TRUST                                         First Trust
                                                    Exchange-Traded Fund III
--------------------------------------------------------------------------------


                    PRELIMINARY PROSPECTUS DATED MAY 4, 2017

                             SUBJECT TO COMPLETION


PROSPECTUS


First Trust Institutional Preferred Securities and Income ETF

Ticker Symbol:
Exchange:       NYSE Arca, Inc.

First Trust Institutional Preferred Securities and Income ETF (the "Fund") intends to list and principally trade its shares on NYSE Arca, Inc. ("NYSE Arca"). Market prices may differ to some degree from the net asset value of the shares. Unlike mutual funds, the Fund issues and redeems shares at net asset value, only in large specified blocks each consisting of 50,000 shares (each such block of shares called a "Creation Unit," and collectively, the "Creation Units"). The Fund's Creation Units are generally issued and redeemed for cash, and in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

THE FUND IS A SERIES OF FIRST TRUST EXCHANGE-TRADED FUND III (THE "TRUST") AND AN ACTIVELY MANAGED EXCHANGE-TRADED FUND ORGANIZED AS A SEPARATE SERIES OF A REGISTERED MANAGEMENT INVESTMENT COMPANY.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




         NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE


--------------------
 ____________, 2017
--------------------

                               TABLE OF CONTENTS

Summary Information..........................................................  3
Additional Information on the Fund's Investment Objective and Strategies..... 11
Fund Investments............................................................. 11
Additional Risks of Investing in the Fund.................................... 14
Fund Organization............................................................ 20
Management of the Fund....................................................... 20
How to Buy and Sell Shares................................................... 21
Dividends, Distributions and Taxes........................................... 22
Federal Tax Matters.......................................................... 23
Distribution Plan............................................................ 25
Net Asset Value.............................................................. 25
Fund Service Providers....................................................... 26
Premium/Discount Information................................................. 26
Other Information............................................................ 30

INVESTMENT OBJECTIVE

The First Trust Institutional Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES
(fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)          None
-----------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)

  Management Fees                                                                             0.__%
  Distribution and Service (12b-1) Fees(1)                                                    0.00%
  Other Expenses(2)                                                                           0.00%
-----------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                                        0.__%
=====================================================================================================
  Net Total Annual Fund Operating Expenses After Expense Reimbursement                        0.__%
=====================================================================================================

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before __________, 201_.

(2) "Other Expenses" is an estimate based on the expense the Fund expects to incur for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, excluding acquired fund fees and expenses, remain at current levels until _________, 201_, and thereafter at ______% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR           3 YEARS
            -------------------------------------------
                     $___              $____
            -------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing debt securities ("Income Securities"). Institutional preferred securities are preferred securities that are targeted to institutional, rather than retail, investors. Institutional preferred securities are generally traded over-the-counter in minimum pieces of $100,000 and in increments of $1,000. In contrast, retail preferred securities are generally exchange-traded, priced at $25, $50 or $100 and are typically traded in single shares of $25.

In selecting securities for the Fund, the investment strategy of the Fund's sub-advisor is driven by comprehensive analysis of institutional preferred securities and Income Securities with a goal of investing in securities representing the best relative value in the market. The style of active management by the Fund's sub-advisor combines a bottom-up and top-down approach to security selection that encompasses three significant areas of analysis: credit fundamentals; relative value; and technical aspects of the securities, which may include, but are not limited to, interest rate sensitivity, call features, maturities, trading volumes, liquidity and pricing inefficiencies. The bottom-up analysis focuses on individual security analysis, idiosyncratic risks, credit fundamentals and opportunistic trading. The top-down analysis focuses on sector and industry analysis, duration and interest rate analysis, capital structure positioning and systemic risks.

In general, the preferred securities held by the Fund are expected to be issued by companies in the financial, communications, consumer, government, utilities, energy, materials, industrial and technology sectors. The market capitalization of the issuers is likely to be over $500 million. The market capitalization for institutional preferred securities is between $50 million and $6 billion. Because the issuers of institutional preferred securities are often financial companies, the Fund expects to concentrate its investments by investing at least 25% of its total assets in the group of industries that comprise the financial sector, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. The Fund may also invest in preferred securities issued by real estate investment trusts ("REITs").

Along with its investments in institutional preferred securities, the Fund may also invest in retail preferred securities. Both the institutional and retail preferred securities held by the Fund will generally pay fixed or adjustable-rate distributions to investors. Preferred securities also have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain preferred securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities.

Additionally, the Fund may invest in non-traditional preferred securities and Income Securities that have certain characteristics similar to preferred securities. These securities include hybrid capital securities, contingent capital securities and other types of preferred securities and/or Income Securities that do not have the traditional features described above. Hybrid capital securities possess varying combinations of features of both debt and traditional preferred securities and as such they may constitute senior debt, junior debt or preferred shares in an issuer's capital structure. Contingent convertible securities ("CoCos") are issued primarily by non-U.S. financial institutions that have loss absorption mechanisms benefitting the issuer built into their terms. These loss absorption mechanisms may include automatic conversion into the issuer's common stock or an automatic write down of the security's principal amount upon the occurrence of specific triggers.

The Fund may also invest in floating-rate and fixed-to-floating rate securities as well. Floating-rate and fixed-to-floating rate securities may be traditional preferred or hybrid capital securities. Floating-rate securities pay a rate of income that resets periodically based on short and/or longer-term interest rate benchmarks. If the associated interest rate benchmark rises, the coupon offered by the floating-rate security may rise as well, making such securities less sensitive to rising interest rates (or yields). Similarly, a fixed-to-floating rate security may be less price-sensitive to rising interest rates (or yields), because it has a rate of payment that is fixed for a certain period (typically five, ten or thirty years when first issued), after which period a floating-rate of payment applies.

Additional Income Securities held by the Fund may include corporate bonds and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may carry fixed or floating rates of interest. The Fund may invest without limitation in, preferred securities, hybrid capital securities and Income Securities rated below investment grade (BB+/Ba1 or lower) at the time of purchase, which are commonly referred to as high yield securities or "junk bonds."

The Fund may invest in U.S. and non-U.S. debt and equity securities that are traded over-the-counter or listed on an exchange. The Fund may have exposure to certain emerging markets through its investments in non-U.S. securities. The Fund may also hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. The Fund may also invest U.S. dollar-denominated depositary receipts and U.S. dollar-denominated foreign securities.

The Fund may have significant investments in securities that are offered pursuant Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). Rule 144A securities are considered restricted securities because they may not be sold to the general public without an effective registration statement under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. The restriction on public sale may make it more difficult to value such securities, limit the Fund's ability to dispose of them and lower the amount the Fund could realize upon their sale. Because they are not registered, restricted securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act") and as a result may invest a relatively high percentage of its assets in a limited number of issuers. The Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding securities held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. The Fund is concentrated in the financial sector.

CONTINGENT CONVERTIBLE SECURITIES RISK. CoCos may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. "junk" bonds) and, to the extent a CoCo held by the Fund undergo a write down, the Fund may lose some or all of its original investment in the CoCo. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

CONVERTIBLE SECURITIES RISK. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation.

Mandatory convertible securities are a subset of convertible securities. The conversion of such securities is not optional, and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. Mandatory convertible securities generally are subject to a greater risk of loss of value than securities convertible at the option of the holder.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" securities; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLOATING RATE AND FIXED-TO-FLOATING RATE SECURITIES RISK. The market value of floating rate securities is a reflection of discounted expected cash flows based on expectations for future interest rate resets. The market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed-to-floating rate securities in which the Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating rate and fixed-to-floating rate securities may decline due to lower coupon payments on floating-rate securities.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on NYSE Arca at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

HYBRID CAPITAL SECURITIES RISK. A hybrid capital security may exhibit characteristics akin to both an equity or debt security or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). The price of a hybrid capital security and any applicable reference instrument may not move in the same direction or at the same time. An investment in a hybrid capital security may entail significant risks not associated with a similar investment in a traditional equity security. The risks of a particular hybrid capital security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Hybrid capital securities potentially are more volatile than traditional equity securities. Hybrid instruments may carry credit risk of their issuer, as well as liquidity risk, since they often are "customized" to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the preferred, hybrid and fixed-income securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

LIQUIDITY RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books. This risk may be especially pronounced in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. AND EMERGING MARKETS SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT INVESTMENT RISK. The Fund may invest in preferred securities issued by REITs, and as a result, the Fund is subject to the risks associated with investing in real estate, which may include, but is not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

RESTRICTED SECURITIES RISK. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at the price at which the Fund has valued the securities and at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund recovers upon the sale of such securities. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities.

SUBORDINATED DEBT RISK. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer's subsidiaries to incur further unsecured indebtedness.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the NYSE Arca rule change pursuant to Rule 19b-4 under the Securities Exchange Act of 1934, as amended (the "1934 Act") approved by the SEC, and cannot bring itself into compliance within a reasonable period after discovering the matter, NYSE Arca may remove the shares of the Fund from listing. The Fund may have difficulty maintaining its listing on NYSE Arca in the event the fund's assets are small or the Fund does not have enough shareholders.

PERFORMANCE

The Fund does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      INVESTMENT SUB-ADVISOR

      Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor")

      PORTFOLIO MANAGERS

      The following persons serve as portfolio managers of the Fund.

        o Scott T. Fleming, President, Chief Investment Officer, Stonebridge Advisors LLC

        o Robert Wolf, Senior Vice President and Senior Portfolio Manager, Stonebridge Advisors LLC

        o Danielle Salters, CFA, Vice President, Portfolio Manager and Credit Analyst, Stonebridge Advisors LLC

      The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 201__.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed for cash, and in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NYSE Arca and other eligible securities exchanges through a broker-dealer. Shares of the Fund trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

    ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

The Fund's investment objective is fundamental and may not be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Fund's Statement of Additional Information ("SAI") are non-fundamental and may be changed by the Board of Trustees (the "Board") of First Trust Exchange-Traded Fund III (the "Trust"), of which the Fund is a series, without shareholder approval.

The Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the "Name Policy"), whereby the Fund, under normal market conditions, invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities and Income Securities. The Name Policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice. While it is not expected that the Fund will invest in the securities of other investment companies, any such investments would be subject to limitations imposed by the 1940 Act and the related rules and interpretations. The Fund has adopted a policy that it will not invest in other investment companies in excess of 1940 Act limits in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                                FUND INVESTMENTS

PRINCIPAL INVESTMENTS

PREFERRED SECURITIES

Preferred securities, which generally pay fixed or adjustable-rate dividends or interest to investors, have preference over common stock in the payment of dividends or interest and the liquidation of a company's assets, which means that a company typically must pay dividends or interest on its preferred securities before paying any dividends on its common stock. Preferred securities are generally junior to all forms of the company's debt, including both senior and subordinated debt.

While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without any adverse consequence to the issuer. No redemption can typically take place unless all cumulative payment obligations to preferred security investors have been met, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends or interest payable. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to holders of such securities. Should an issuer default on its obligations under such a security, the amount of income earned by the Fund may be adversely affected.

Institutional preferred securities are generally traded over-the-counter in minimum pieces of $100,000 and in increments of $1,000. Additionally, institutional preferred securities often have larger minimum holding sizes of between $1,000 to $200,000. In recent years, the most common coupon structure for institutional preferred securities has been the "fixed-to-floating-rate" structure. Securities with this structure carry a fixed interest rate for a specific period, usually until a first call date in 5-10 years, after which if they are not called, they convert to a floating rate that adjusts periodically at a predefined spread over a specific floating index for the remaining life of the security.

Preferred securities may be issued by trusts or other special purpose entities established by operating companies, and therefore may not be direct obligations of operating companies. At the time a trust or special purpose entity sells its preferred securities to investors, the trust or special purpose entity generally purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities). The trust or special purpose entity, as the holder of the operating company's debt, has priority with respect to the operating company's earnings and profits over the operating company's common shareholders, but is typically subordinated to other classes of the operating company's debt. Typically, a preferred security has a rating that is below that of its corresponding operating company's senior debt securities due to its subordinated nature.

HYBRID CAPITAL SECURITIES

Hybrid capital securities have the characteristics of both preferred securities and debt securities. Hybrid capital securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid capital securities market consists of both fixed and floating coupon rate securities that are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid. Examples of hybrid capital securities include, but are not limited to, trust preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities and public income notes.

Hybrid capital securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid capital securities typically permit an issuer to defer the payment of income for 18 months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the preferred securities have not been made), these hybrid capital securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid capital securities have many of the key characteristics of equity because of their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Certain hybrid capital securities are issued by trusts or other special purpose entities established by operating companies, such as bank holding companies in the case of trust preferred securities, and are not direct obligations of the operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. An issuer of hybrid capital securities may be permitted to defer the payment of income for a specified time, typically up to five years, without triggering an event of default. In the case of many hybrid capital securities, if the operating company fails to make its payments after this deferral period, an event of default and acceleration occurs, giving holders of the hybrid capital securities the right to take hold of the junior subordinated debt issued by the operating company to the trust. At this time, the operating company's obligation to pay principal and interest on the underlying junior subordinated debt accelerates and becomes immediately due and payable.

Within the category of hybrid capital securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to preferred securities such as maturities ranging from 30 years to perpetuity, call features, exchange listings and the inclusion of accrued interest in the trading price. Similar to other hybrid capital securities, these debt instruments usually do not offer equity capital treatment.

CONTINGENT CONVERTIBLE SECURITIES

CoCos are a common type of hybrid capital security. CoCos (which generally provide for conversion under certain circumstances) are distinguished as a subset of convertible securities. Similar to mandatory convertible securities (and unlike traditional convertible securities), some CoCos provide for mandatory conversion under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Further, some CoCos have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. In addition, various CoCos may contain features that limit an investor's ability to convert the security unless certain conditions are met.

FLOATING RATE AND FIXED-TO-FLOATING RATE SECURITIES

Floating-rate and fixed-to-floating rate securities may be traditional preferred or hybrid capital securities. Floating-rate securities pay a rate of income that resets periodically based on short and/or longer-term interest rate benchmarks. If the associated interest rate benchmark rises, the coupon offered by the floating-rate security may rise as well, making such securities less sensitive to rising interest rates (or yields). Similarly, a fixed-to-floating rate security may be less price sensitive to rising interest rates (or yields), because it has a rate of payment that is fixed for a certain period (typically five, ten or thirty years when first issued), after which period a floating-rate of payment applies.

CONVERTIBLE SECURITIES

Convertible securities combine the investment characteristics of both debt and equity securities. Convertible securities typically consist of debt securities or preferred securities that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred securities, until the securities mature or are redeemed, converted or exchanged.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the Securities Act. The restriction on public sale may make it more difficult to value such securities, limit the Fund's ability to dispose of them and lower the amount the Fund could realize upon their sale. Because they are not registered, restricted securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed-income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Such debt instruments are typically issued by corporations, generally in the form of interest-bearing notes, or by an affiliated business trust of a corporation, generally in the form of (i) beneficial interests in subordinated debentures or similarly structured securities or (ii) more senior debt securities that pay income and trade in a manner similar to preferred securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed or floating rates of interest.

HIGH YIELD SECURITIES

Securities that are rated below investment grade (or securities that are unrated and determined by the Sub-Advisor to be of comparable quality) are commonly referred to as "high yield" or "junk" securities. High yield securities typically offer higher yields than investment grade securities with similar maturities but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

BABY BONDS

Baby bonds are subordinated or senior debt that are designed to trade like preferred securities. They trade in $25 par amounts, pay quarterly interest, and are typically callable five years after issuance. Unlike the other structures, the issuer generally cannot skip or defer payments on senior notes without entering into default. These bonds rank higher in the capital structure than hybrids, trust preferred securities and traditional preferred securities. The payments on baby bonds are generally cumulative, in that the issuer must make good on all missed payments before making any payout on a junior ranking security such as a hybrid capital security, trust preferred security or perpetual preferred security.

U.S. GOVERNMENT SECURITIES

U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

OTHER DEBT SECURITIES

Although not a part of the Fund's principal investment strategies, the Fund may invest in senior loans, second lien loans, loan participations, payment-in-kind securities, zero coupon bonds, bank certificates of deposit, fixed-time deposits, bankers acceptances, U.S. government securities, fixed-income securities issued by non-U.S. governments denominated in U.S. dollars or municipal bonds.

NON-U.S. INVESTMENTS

The Fund may invest in securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in preferred shares of REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable tax requirements.

NON-PRINCIPAL INVESTMENTS

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

DERIVATIVE INSTRUMENTS

The Fund may invest in exchange-traded and over-the-counter interest rate swaps, exchange-listed options on Eurodollar futures contracts, exchange-listed options on U.S. Treasury futures contracts, exchange-listed options on exchange-traded funds, exchange-listed U.S. Treasury futures contracts and exchange-listed Eurodollar futures contracts. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, interest rates, currencies or currency exchange rates. The Fund's investments in derivative instruments will be consistent with the Fund's investment objective and the 1940 Act and will not be used to seek to achieve a multiple or inverse multiple of an index.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities).

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI, which is available on the Fund's website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

PRINCIPAL RISKS

CALL RISK. Many preferred and income securities may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its securities if they can be refinanced by issuing new securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high yielding securities. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

CASH TRANSACTIONS RISK. The Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. Because the Fund intends to effect a significant portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would other- wise be required if it were to distribute portfolio securities in-kind. The Fund distributes these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid, and such transactions may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's shares than for exchange-traded funds that distribute portfolio securities in-kind.

CREDIT RISK. Credit risk is the risk that an issuer of a debt instrument may be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a debt instrument may decline because of concerns about the issuer's ability or unwillingness to make such payments. High yield and comparable unrated debt securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK. An investment in non-U.S. securities involves further risk due to currency exchange rates. Changes in currency exchange rates may affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund's non-U.S. holdings whose value is tied to the affected non-U.S. currency.

DEPOSITARY RECEIPTS RISK. An investment in depositary receipts involves further risks due to certain features of depositary receipts. Depositary receipts are usually in the form of American depositary receipts ("ADRs") or global depositary receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing securities of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. GDRs are similar to ADRs, but are securities of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs or GDRs may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts, whether ADRs or GDRs, are usually subject to a fee charged by the depositary.

Holders of depositary receipts may have limited voting rights pursuant to a deposit agreement between the underlying issuer and the depositary. In certain cases, the depositary will vote the equity shares deposited with it as directed by the underlying issuer's board of directors. Furthermore, investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt. Moreover, if depositary receipts are converted into equity shares, the laws in certain countries may limit the ability of a non-resident to trade the equity shares and to reconvert the equity shares to depositary receipts.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing the unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. The Fund's investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A under the Securities Act. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell these types of depositary receipts and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

FINANCIAL COMPANIES RISK. An investment in financial companies involves additional risks not set forth above. Negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

FIXED INCOME SECURITIES RISK. An investment in the Fund also involves risk associated with an investment in fixed-income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants which would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings which could have the effect of reducing the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

HIGH YIELD SECURITIES RISK. The Fund's investment in high yield, high risk, fixed-rate, domestic and foreign obligations, or "junk" securities, may entail increased credit risks and the risk that the value of Fund's assets will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed-rate obligations generally. Securities such as those included in the Fund are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high yield, high risk securities resulting in a higher incidence of defaults among high yield, high risk securities. Adverse economic conditions or a development negatively affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high yield, high risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The Advisor and Sub-Advisor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

High yield debt may be issued by companies without long track records of sales and earnings, or by issuers that have questionable credit strength. High yield debt and comparable unrated debt securities: (a) will likely have some quality and protective characteristics that, in the judgment of the rating agency evaluating the instrument, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal in accordance with the terms of the obligation. Many lower-quality debt securities are subject to legal or contractual restrictions limiting the Fund's ability to resell the securities to the general public.

ILLIQUID SECURITIES RISK. An investment in the Fund involves further risk due to the fact that the Fund may invest a substantial portion of its assets in lower-quality debt instruments issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. If the economy experiences a sudden downturn, or if the debt markets for such issuers become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. In such event, there would be a greater chance that the Fund may be forced to curtail or suspend redemptions, in which case you might experience a delay or inability to liquidate your investment at the desired time or in the desired amount.

INCOME RISK. The Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

INTEREST RATE RISK. The value of the Fund's debt securities will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk. Duration measures a debt security's expected life on a present value basis, taking into account the debt security's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a debt security's price sensitivity to changes in interest rates. The longer the duration of a debt security, the greater the debt security's price sensitivity is to changes in interest rates. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call because less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. Interest rate risk may be increased by the Fund's investment in inverse floaters because of the leveraged nature of those investments.

An increase in interest rates could also cause principal payments on a debt security to be repaid at a slower rate than expected. This risk is particularly prevalent for a callable security where an increase in interest rates could cause the issuer of that security to not redeem the security as anticipated on the call date, which could have the effect of lengthening that debt security's expected maturity, in turn making that security more vulnerable to interest rate risk and reducing its market value.

When interest rates fall, the Fund may be required to reinvest the proceeds from the sale, redemption or early prepayment of a debt security at a lower interest rate.

MARKET RISK. The market values of the Fund's investments may decline, at times sharply and unpredictably. Market values of debt securities are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions.

NON-U.S. AND EMERGING MARKETS SECURITIES RISK. An investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments.

Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

PREFERRED AND HYBRID CAPITAL SECURITIES RISK. An investment in preferred securities involves the further risks not associated with an investment in common stocks set forth below.

      o LIMITED VOTING RIGHTS. Generally, holders of preferred securities (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once the issuer pays all the arrearages, the preferred security holders no longer have voting rights.

      o SPECIAL REDEMPTIONS RIGHTS. In certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

      o DEFERRAL. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for federal income tax purposes although it has not yet received such income in cash.

      o SUBORDINATION. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments and therefore will be subject to greater credit risk than those debt instruments.

      o LIQUIDITY. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

REIT INVESTMENT RISK. An investment in REITs also involves certain additional risks, which include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like investment companies, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

REITs are subject to special U.S. federal tax requirements. REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT's distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

TRUST PREFERRED SECURITIES RISK. The Fund may be subject to additional risk because a corporation issuing interest-bearing notes may defer interest payments on these instruments for up to 20 consecutive quarters; if such election is made, distributions will not be made on the Trust Preferred Securities during the deferral period. Further, certain tax or regulatory events may trigger the redemption of the interest-bearing notes by the issuing corporation and result in prepayment of the Trust Preferred Securities prior to their stated maturity date.

NON-PRINCIPAL RISKS

BORROWING AND LEVERAGE RISK. If the Fund borrows money, it must pay interest and other fees, which may reduce the Fund's returns. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.

CREDIT RATING AGENCY RISK. Credit ratings are determined by credit rating agencies such as Standard & Poor's, Inc., Moody's Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund and, as a result, may adversely affect those securities' perceived or actual credit risk.

DEPENDENCE ON KEY PERSONNEL. The Sub-Advisor is dependent upon the experience and expertise of the Fund's portfolio managers in providing advisory services with respect to the Fund's investments. If the Sub-Advisor were to lose the services of any of these portfolio managers, its ability to service the Fund could be adversely affected. There can be no assurance that a suitable replacement could be found for any of the portfolio managers in the event of their death, resignation, retirement or inability to act on behalf of the Sub-Advisor.

DERIVATIVES RISK. The use of derivative instruments, including exchange-traded and over-the-counter interest rate swaps, exchange-listed options on Eurodollar futures contracts, exchange-listed options on U.S. Treasury futures contracts, exchange-listed options on exchange-traded funds, exchange-listed U.S. Treasury futures contracts and exchange-listed Eurodollar futures contracts, involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment.

Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the asset, index or rate underlying the derivative contract. In addition, when the Fund invests in certain derivative securities such as options, exchange-listed options on futures contracts and futures contracts, it is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of the portfolio managers' derivatives strategies will depend on their ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price.

Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund's ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund's ability to pursue its investment objective through the use of such instruments.

FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders. See "Federal Tax Matters."

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Certain securities in which the Fund invests may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LEGISLATION/LITIGATION RISK. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on certain companies in which the Fund invests. In addition, litigation regarding any of the issuers of the securities owned by the Fund, or industries represented by these issuers, may negatively impact the value of the securities. Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Sub-Advisor determines to sell such a holding.

VALUATION RISK. Unlike publicly traded securities that trade on national exchanges, there is no central place or exchange for fixed income securities trading. Fixed income securities generally trade on an "over-the-counter" market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed income securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of fixed income securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, fixed income securities are valued using information provided by a third party pricing service, which primarily uses broker quotes to value the securities.

                               FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. The Trust's Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, Sub-Advisor, custodian and fund administrative and accounting agent.

                             MANAGEMENT OF THE FUND

First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for overseeing the Sub-Advisor in the investment of the Fund's assets, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an

Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor for ______ mutual fund portfolios, ___ exchange-traded funds consisting of ___ series and ___ closed-end funds. It is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of the Fund.

The Fund and First Trust have retained Stonebridge, an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, Stonebridge is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Stonebridge is a niche asset management firm that manages portfolios of preferred securities for investors. Stonebridge, formed in December 2004, serves as investment advisor or portfolio supervisor to investment portfolios with approximately $6.3 billion in assets which it managed or supervised as of January 31, 2017. A portion of these assets are contained in investments sponsored by FTP, for which Stonebridge acts as sub-portfolio supervisor.

The members of Stonebridge's investment committee are Scott T. Fleming, Robert Wolf and Danielle Salters, who serve as the Fund's portfolio managers and share responsibilities for the day-to-day management of the Fund's investment portfolio.

      o Scott Fleming serves as President and CIO of Stonebridge setting the strategic direction of Stonebridge including operations, business and product development, and marketing strategies. Mr. Fleming leads the Investment Committee and oversees investment policies and strategies for all of the company's portfolio management activities. Additionally, Mr. Fleming directs the daily management of preferred stock portfolios. Prior to founding Stonebridge in 2004, Mr. Fleming co-founded Spectrum Asset Management, Inc., an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be the largest preferred securities manager in the country. Mr. Fleming previously served as Vice President, Portfolio Manager for DBL Preferred Management, Inc. in New York City. Mr. Fleming received a B.S. in Accounting from Bentley College in Waltham, MA and his MBA in Finance from Babson College in Wellesley, MA.

      o Robert Wolf serves as Senior Vice President and Senior Portfolio Manager at Stonebridge. Mr. Wolf is a senior member of Stonebridge's Investment Committee and oversees investment strategies and portfolio management activities across fund products and separately managed accounts. Mr. Wolf directs the daily management of preferred securities portfolios and performs both credit research and trading functions. Mr. Wolf has over sixteen years of fixed-income experience in both portfolio management and credit research. Prior to joining Stonebridge in 2006, Mr. Wolf was a high-yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included detailed credit analysis across multiple sectors, relative value analysis, and developing trade recommendations. Mr. Wolf previously worked for Lehman Brothers' commercial mortgage-backed securities (CMBS) trading desk as a credit analyst. Mr. Wolf received his B.S. degree in Chemistry from Villanova University and his MBA in Finance from the New York University Stern School of Business.

      o Danielle Salters serves as Vice President, Portfolio Manager and Credit Analyst at Stonebridge. Ms. Salters is a member of Stonebridge's Investment Committee and manages investment strategies across fund products and separately managed accounts. Ms. Salters directs the daily management of preferred securities portfolios in addition to performing both credit research and trading functions. Ms. Salters has ten years of investment management experience that has included investment strategy, portfolio construction, credit research, and trading. Prior to beginning at Stonebridge in 2012, Ms. Salters was a portfolio analyst at a boutique asset manager where she focused on high-yield credit analysis, and portfolio strategy and analytics for a hedge fund and institutional client. Previously, Ms. Salters was employed by UBS Financial Services, Inc. where she worked in taxable fixed-income sales and, later, served as the fixed-income specialist to a portfolio manager. Ms. Salters received an A.B. in economics from Duke University and is a CFA Charterholder.

For additional information concerning First Trust and the Sub-Advisor, including a description of the services provided to the Fund, see the Fund's SAI. Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares in the Fund is provided in the SAI.

MANAGEMENT FEE

Pursuant to the Investment Management Agreement, First Trust supervises Stonebridge and its management of the investment of the Fund's assets and pays Stonebridge for its services as the Fund's Sub-Advisor. First Trust is paid an annual management fee equal to 0.___% of the Fund's average daily net assets and is responsible for the Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.

Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that, the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Board or (ii) upon the termination of the Fund's management agreement with First Trust, however, it is expected to remain in place for no less than one year from the date of this prospectus.

A discussion regarding the Board's approval of the Investment Management Agreement and Sub-Advisory Agreement for the Fund will be available in the Fund's [SEMI-]Annual Report to Shareholders for the fiscal period ended
________________.

                           HOW TO BUY AND SELL SHARES

Most investors buy and sell shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on NYSE Arca. Although shares are generally purchased and sold in "round lots" of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller "odd lots," at no per-share price differential. When buying or selling shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the net asset value of the shares because shares are bought and sold at market prices rather than net asset value and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.

For purposes of the 1940 Act, the Fund is treated as a registered investment company, and, absent an available exemption or exemptive relief, the acquisition of shares by other registered investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of
Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Fund, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into an agreement with the Fund regarding the terms of any investment.

BOOK ENTRY

Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading price of shares of the Fund on NYSE Arca is based on market price and may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the shares of the Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the Fund's trading day by the national securities exchange on which the shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the net asset value per share of the Fund because the IOPV may not be calculated in the same manner as the net asset value, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange will be updated, using the last sale price, every 15 seconds throughout the trading day, provided that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of the Fund's shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) that may differ from those used to calculate the net asset value per share of the Fund and consequently may result in differences between the net asset value and the IOPV. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of shares of the Fund and the Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that the Fund's shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs")) and that the vast majority of trading in the Fund's shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent that the Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the shares trade at or close to net asset value. In addition, the Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. Finally, the Advisor monitors purchase and redemption orders from APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Advisor has determined may be disruptive to the management of the Fund, or otherwise not in the Fund's best interests.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS

The Fund intends to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS

The Fund's distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories: ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your shares, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% "Medicare tax." This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. Some portion of your capital gain dividends from the Fund may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends from REITs and foreign corporations are qualifying dividends only in limited circumstances. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions, depending on their income.

NON-U.S. TAX CREDIT

Because the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If the Fund holds an equity interest in any passive foreign investment companies ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Fund does not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before ____________. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                NET ASSET VALUE

The Fund's net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the Board or its delegate.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Board, and in accordance with provisions of the 1940 Act. Certain securities in which the Fund may invest are not listed on any securities exchange or board of trade. Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over the counter secondary market, although typically no formal market makers exist. Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value, in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq or the AIM, the securities are fair valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on Nasdaq or the AIM, are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. Short-term investments that mature in less than 60 days when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discount, provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of determination. Net asset value may change on days when investors may not sell or redeem Fund shares.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate, the Advisor's Pricing Committee, at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from current market valuations. See the Fund's SAI for details.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell shares of the Fund, the value of the Fund's securities may change on days when investors are not able to purchase or sell shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation.

Preferred, hybrid and fixed income securities will be valued by the fund accounting agent using a pricing service. Fixed income securities with a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts. When price quotes are not available, fair market value is based on prices of comparable securities.

Repurchase agreements will be valued as follows: Overnight repurchase agreements will be fair valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by the pricing committee at the average of the bid quotations obtained daily from at least two recognized dealers.

Currency-linked notes, credit-linked notes, interest rate swaps, credit default swaps, and other similar instruments will be valued by the Fund by using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for these instruments and the market rates for similar instruments, currency-linked notes, credit-linked notes, etc. will be valued at the exit price.

                             FUND SERVICE PROVIDERS

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, acts as the administrator, accounting agent, custodian and transfer agent for the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund. First Trust serves as the fund reporting agent for the Fund.

                          PREMIUM/DISCOUNT INFORMATION

The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund's daily market price on Nasdaq and its net asset value. Once the Fund has commenced operations, this information will be available on the Fund's website at www.ftportfolios.com.

                               OTHER INFORMATION

CONTINUOUS OFFERING

The Fund will issue, on a continuous offering basis, its shares in one or more groups of a fixed number of Fund shares (each such group of such specified number of individual Fund shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available from NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

                      FIRST TRUST EXCHANGE-TRADED FUND III

         First Trust Institutional Preferred Securities and Income ETF


For More Information

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission ("SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.



FIRST TRUST ADVISORS L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                          SEC File #: 333-176976
www.ftportfolios.com                                                 811-22245

                                 Preliminary Statement of Additional Information
                                                               Draft May 4, 2017
                                                           Subject to Completion



                      STATEMENT OF ADDITIONAL INFORMATION


                   INVESTMENT COMPANY ACT FILE NO. 811-22245
                      FIRST TRUST EXCHANGE-TRADED FUND III

                                                      TICKER
                  FUND NAME                           SYMBOL           EXCHANGE

FIRST TRUST INSTITUTIONAL PREFERRED SECURITIES
AND INCOME ETF                                                        NYSE ARCA


                           DATED _____________, 2017


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated ________, 2017, as it may be revised from time to time (the "Prospectus"), for First Trust Institutional Preferred Securities and Income ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund III (the "Trust"). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at
(800) 621-1675.

                               TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUND..................................3

EXCHANGE LISTING AND TRADING...................................................5

INVESTMENT OBJECTIVE AND POLICIES..............................................6

INVESTMENT STRATEGIES..........................................................8

INVESTMENT RISKS..............................................................25

MANAGEMENT OF THE FUND........................................................33

SUB-ADVISOR...................................................................44

BROKERAGE ALLOCATIONS.........................................................48

CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT, DISTRIBUTOR
     AND EXCHANGE.............................................................50

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES...............................51

ADDITIONAL INFORMATION........................................................54

PROXY VOTING POLICIES AND PROCEDURES..........................................55

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.........................56

REGULAR HOLIDAYS..............................................................64

FEDERAL TAX MATTERS...........................................................65

DETERMINATION OF NET ASSET VALUE..............................................71

DIVIDENDS AND DISTRIBUTIONS...................................................74

MISCELLANEOUS INFORMATION.....................................................75

EXHIBIT A - PROXY VOTING GUIDELINES..........................................A-1

EXHIBIT B - CREDIT RATING DEFINITIONS........................................B-1

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUND

      The Trust was organized as a Massachusetts business trust on January 9, 2008, and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in eleven series comprised of First Trust Institutional Preferred Securities and Income ETF, First Trust Preferred Securities and Income ETF, First Trust Managed Municipal ETF, First Trust Long/Short Equity ETF, First Trust Emerging Markets Local Currency Bond ETF, First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Europe ETF, First Trust RiverFront Dynamic Emerging Markets ETF, First Trust Horizon Managed Volatility Domestic ETF and First Trust Horizon Managed Volatility Developed International ETF.

      This SAI relates to the Fund. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own Objective and policies.

      The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

      The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

      Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between the Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of the Fund's assets, or the termination of the Trust or the Fund without shareholder approval if the 1940 Act would not require such approval.

      The Declaration provides that, by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

      The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as the Trustees may determine, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

      The Trust is not required to and does not intend to hold annual meetings of shareholders.

      Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

      The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, as lead independent Trustee or as audit committee financial expert, or in any other similar capacity, will not be subject to any greater standard of care or liability because of such position.

      The Fund is advised by First Trust Advisors L.P. (the "Advisor" or "First Trust") and sub-advised by Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor").

      The shares of the Fund list and principally trade on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). The shares will trade on NYSE Arca at market prices that may be below, at or above net asset value. The Fund offers and issues shares at net asset value only in aggregations of a specified number of shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), or for cash as specified in the Prospectus. Creation Units are aggregations of 50,000 shares of the Fund.

      The Trust reserves the right to permit creations and redemptions of Fund shares to be made in whole or in part on a cash basis under certain circumstances. Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the section entitled "Creation and Redemption of Creation Unit Aggregations." In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

      There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met. NYSE Arca may, but is not required to, remove the shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. NYSE Arca will remove the shares of the Fund from listing and trading upon termination of the Fund.

      As in the case of other stocks traded on NYSE Arca, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

      The Fund reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

      The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at inopportune time or for a price other than the security's then-current market value. The sale of securities in such circumstances could limit the Fund's profit or require the Fund to incur a loss, and as a result, the Fund's performance could be impacted.

                       INVESTMENT OBJECTIVE AND POLICIES

      The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

      The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

            (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

            (2) The Fund may not borrow money, except as permitted under the 1940 Act.

            (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

            (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

            (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

            (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

            (7) The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except that the Fund will concentrate its assets in any of the group of industries constituting the financial sector. This restriction does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

      Except for restriction (2) above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

      The fundamental investment limitations set forth above limit the Fund's ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

      The Fund's investment objective and the foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

      In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

                             INVESTMENT STRATEGIES

      The following information supplements the discussion of the Fund's investment objectives, policies and strategies that appears in the Prospectus.

      Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing securities ("Income Securities").

TYPES OF INVESTMENTS

      Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred securities or other securities or investments that may be converted or exchanged into equity securities (and/or the cash equivalent thereof), which may be at a stated exchange ratio or predetermined price (the "conversion price"). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases (if any) in the market price of the underlying equity security. Accordingly, these equity-linked instruments offer the potential for equity market participation, along with, in light of their bond-like characteristics, potential mitigated downside risk (which is generally the risk that a security may suffer a decline in value) in periods of equity market declines.

      A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.

      Certain convertible securities in which the Fund may invest have call provisions entitling the issuer to redeem the security at a specified time and at a specified price. This is one of the features of a convertible security which affects valuation. Calls may vary from absolute calls to provisional calls. Convertible securities with superior call protection usually trade at a higher premium. If long term interest rates decline, the interest rates of new convertible securities will also decline. Therefore, in a falling interest rate environment, companies may be expected to call convertible securities with high coupons and the Fund would have to invest the proceeds from such called issues in securities with lower coupons. Thus, convertible securities with superior call protection will permit the Fund to maintain a higher yield than with issues without call protection.

      Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock. Convertible debt securities may be subordinate in rank to any senior debt obligations of the issuer and, therefore, such subordinated convertible debt securities entail more risk than its senior debt obligations. Convertible preferred securities also may be subordinated to debt instruments and non-convertible series of preferred securities in a company's capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore convertible preferred securities may be subject to greater credit risk than more senior debt instruments. As such, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer's balance sheet. Below investment grade securities are commonly referred to as "junk bonds." To the extent that the Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default.

      A convertible security may contain features that limit an investor's ability to convert the security into common stock unless certain conditions are met. A typical feature may require that a security be convertible only when the sale price of the underlying common stock exceeds the conversion price by a specified percentage (e.g., the sale price of the common stock is greater than or equal to 130% of the conversion price) for a certain specified period of time (e.g., for at least 20 days during a span of 30 consecutive days in a month), or upon the occurrence of certain other specified conditions. In addition, a convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective.

      Contingent Convertible Securities. Similar to mandatory convertible securities (and unlike traditional convertible securities), contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.

      Corporate Bonds. Corporate bonds, also known as fixed-income securities, are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a corporate bond is unsecured, it is known as a debenture. Holders of corporate bonds, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the securities may be zero coupon fixed-income securities which pay no interest. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the holder of the bonds. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with changes in interest rates and may also be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.

      Delayed-Delivery Transactions. The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, the Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value.

      The Fund will earmark or maintain in a segregated account cash, U.S. government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account as described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Although the Prospectus and this SAI describe certain permitted methods of segregating assets or otherwise "covering" certain transactions, such descriptions are not all-inclusive. The Fund may segregate against or cover such transactions using other methods permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder.

      Depositary Receipts. The Fund may hold securities of certain non-U.S. companies in the form of depositary receipts ("Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation, while Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs may trade in foreign currencies that differ from the currency the underlying security for each ADR or GDR principally trades in. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

      Derivatives. Under normal market conditions, no more than 20% of the value of the Fund's net assets will be invested in derivative instruments. The Fund may invest in exchange-traded and over-the-counter ("OTC") interest rate swaps, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts, exchange-listed options on Eurodollar futures contracts, exchange-listed Eurodollar futures contracts, exchange-traded and OTC non-U.S. currency swaps, exchange-listed currency options, forward currency contracts and non-deliverable forward currency contracts. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, interest rates, currencies or currency exchange rates. The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. The Fund will use derivative instruments primarily to hedge interest rate risk, actively manage interest rate exposure, hedge foreign currency risk and actively manage foreign currency exposure. The Fund may also use derivative instruments to enhance returns, as a substitute for, or to gain exposure to, a position in an underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of its investments to more closely approximate those of the markets in which it invests), to manage cash flows or to preserve capital. The Fund's investments in derivative instruments will not be used to seek to achieve a multiple or inverse multiple of an index.

      Fixed Income Investments and Cash Equivalents. Normally, the Fund invests substantially all of its assets to meet its investment objective. However, for temporary or defensive purposes, the Fund may invest in fixed income investments and cash equivalents in order to provide income, liquidity and to preserve capital.

      Fixed income investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

             (1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the

      Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association ("FNMA"). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject.

             (2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

             (3) The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) The Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by the Sub-Advisor to present acceptable credit risks. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies or instrumentalities, certificates of deposit, or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund's portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by the Sub-Advisor to be of comparable quality.

             (7) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. It is possible for the Fund to lose money by investing in money market funds.

      High Yield Securities. The Fund may invest in high yield securities, which are commonly referred to as "junk" bonds and are rated below investment grade at the time of purchase. The ratings of a rating agency represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. If a security owned by the Fund is subsequently downgraded, the Fund will not be required to dispose of such security. The Credit Rating Definitions as published by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Fitch Ratings and Moody's Investors Service, Inc. are set forth in Exhibit B to this SAI.

      Illiquid Securities. The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the Sub-Advisor the day-to-day determination of the illiquidity of any equity or fixed income security, although it has retained oversight for such determinations.

      Non-U.S. Investments. Non-U.S. securities include securities issued or guaranteed by companies organized under the laws of countries other than the United States, securities issued or guaranteed by foreign, national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities and debt obligations of supranational governmental entities such as the World Bank or European Union. These securities may be issued by companies domiciled in the United States, U.S. dollar-denominated depositary receipts and U.S. dollar-denominated foreign securities. Non-U.S. securities also include U.S. dollar-denominated debt obligations, such as "Yankee Dollar" obligations, of foreign issuers and of supra-national government entities. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign corporations, banks and governments. Foreign securities also may be traded on foreign securities exchanges or in over-the-counter ("OTC") capital markets.

      Preferred Securities and Hybrid Capital Securities. The Fund invests in preferred securities. Certain of the preferred securities in which the Fund invests are traditional preferred securities, which issue dividends that qualify for the dividend received deduction under which "qualified" domestic corporations are able to exclude a percentage of the dividends received from their taxable income.

      Certain of the preferred securities in which the Fund invests are preferred securities that do not issue dividends that qualify for the dividends received deduction for eligible investors ("non-DRD preferred securities") and debt instruments that are similar in many respects to preferred securities (such debt instruments and non-DRD preferred securities are often referred to as "hybrid capital securities") that do not qualify for the dividends received deduction or issue qualified dividend income. Pursuant to the dividends received deduction, corporations may generally deduct 70% of the dividend income they receive. Corporate shareholders of a regulated investment company like the Fund generally are permitted to claim a deduction with respect to that portion of their distributions attributable to amounts received by the regulated investment company that qualify for the dividends received deduction. However, not all preferred securities pay dividends that are eligible for the dividends received deduction. Any corporate shareholder who otherwise would qualify for the dividends received deduction should assume that none of the distributions it receives from the Fund will qualify for the dividends received deduction.

      These types of hybrid capital securities typically offer additional yield spread versus other types of preferred securities due to this lack of special tax treatment. Hybrid capital securities are typically issued by corporations, generally in the form of interest bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of (i) beneficial interests in subordinated debentures or similarly structured securities or (ii) more senior debt securities that pay income and trade in a manner similar to preferred securities. The hybrid capital securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. The preferred and hybrid capital securities market is divided into the "$25 par" and the "institutional" segments.

The $25 par segment is typified by securities that are listed on the New York Stock Exchange (the "NYSE"), which trade and are quoted "flat", i.e., without accrued dividend income, and which are typically callable at par value five years after their original issuance date. The institutional segment is typified by $1,000 par value securities that are not exchange-listed, which trade and are quoted on an "accrued income" basis, and which typically have a minimum of 10 years of call protection (at premium prices) from the date of their original issuance.

      Hybrid capital securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid capital securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more.

Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without adverse consequence to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when cumulative payments on the non-DRD preferred securities have not been made), these hybrid capital securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid capital securities have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

      Hybrid capital securities include but are not limited to: trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.

      Hybrid capital securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without any adverse consequence to the issuer. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends payable. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer default on its obligations under such a security, the amount of dividends the Fund pays may be adversely affected.

      Many hybrid capital securities are issued by a trust or other special purpose entities established by operating companies, and are not a direct obligation of an operating company. At the time a trust or special purpose entity sells its preferred securities to investors, the trust or special purpose entity purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for federal income tax purposes such that the holders of the non-DRD preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments of the non-DRD preferred securities are treated as interest rather than dividends for federal income tax purposes and, as such, are not eligible for the dividends received deduction. The trust or special purpose entity in turn would be a holder of the operating company's debt and would have priority with respect to the operating company's earnings and profits over the operating company's common shareholders, but would typically be subordinated to other classes of the operating company's debt. Typically a non-DRD preferred share has a rating that is slightly below that of its corresponding operating company's senior debt securities.

      Real Estate Investment Trusts. Real estate investment trusts ("REITs") are typically publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types: (i) equity REITs which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation; (ii) mortgage REITs which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments; and (iii) hybrid REITs which combine the characteristics of equity REITs and mortgage REITs.

      Restricted Securities. The Fund may invest in restricted securities, which are securities that may not be sold without an effective registration statement under the 1933 Act. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      With respect to securities issued pursuant to Rule 144A of the 1933 Act, which is discussed in more detail in the prospectus, First Trust considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

      U.S. Government Securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

      Warrants. The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

HEDGING STRATEGIES

General Description of Hedging Strategies

      The Fund may engage in hedging activities or other investment in derivative instruments as described above. The Fund may utilize a variety of financial instruments, including exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, forward currency contracts, non-deliverable forward currency contracts and exchange-listed currency options to attempt to hedge the Fund's holdings. The use of futures is not a part of a principal investment strategy of the Fund.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

      The Fund limits its direct investments in futures, options on futures and swaps to the extent necessary for the Advisor to claim the exclusion from regulation as a "commodity pool operator" with respect to the Fund under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, the Fund limits its trading activity in futures, options on futures and swaps (excluding activity for "bona fide hedging purposes," as defined by the CFTC) such that it meets one of the following tests: (i) aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on such positions; or (ii) aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on such positions.

      First Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with respect to the Fund with the National Futures Association, the futures industry's self-regulatory organization.

      If First Trust were no longer able to claim the exclusion for the Fund, First Trust would be required to register as a "commodity pool operator," and the Fund and First Trust would be subject to regulation under the Commodity Exchange Act (the "CEA").

      The foregoing limitations are non-fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

      The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

      The Fund may enter into futures contracts, and the Fund's hedging activities may include sales of futures as an offset against the effect of expected declines in stock prices and purchases of futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into futures contracts that are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into futures contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC.

      An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

      Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit is intended to ensure the Fund's performance of the futures contract.

      The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded.

      If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the future contracts were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The day limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some investors to substantial losses.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Options on Futures

      The Fund may also purchase or write put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

      The Fund may use options on futures contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities that are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

      As with investments in futures contracts, the Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

      The risks associated with the use of options on futures contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on First Trust's ability to correctly predict the movement in prices of futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Swap Agreements

      A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

      Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

      Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

      A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will earmark assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will earmark assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

      Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

      Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

      Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in non-U.S. exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

      Credit Default Swaps. A credit default swap is similar to an insurance contract in that it provides the buyer with protection against specific risks. Most often, corporate bond investors buy credit default swaps for protection against a default by the issuer of the corporate bond, but these flexible instruments can be used in many ways to customize exposure to corporate credit. Credit default swap agreements can mitigate risks in bond investing by transferring a given risk from one party to another without transferring the underlying bond or other credit asset. In a credit default swap agreement, one party "sells" risk and the counterparty "buys" that risk. The "seller" of credit risk, who also tends to own the underlying credit asset, pays a periodic fee to the risk "buyer." In return, the risk "buyer" agrees to pay the "seller" a set amount if there is a default, or a credit event.

      The Fund's use of credit default swap agreements exposes the Fund to additional risks, including but not limited to, the credit and liquidity risk of a counterparty. If the credit quality of any such counterparty deteriorates, such counterparty may default on its obligations to make payments under the swap agreement. The Fund may also be exposed to liquidity risk because the market for credit default swaps are relatively illiquid and the Fund will generally not be permitted to terminate or assign its credit default swaps without the consent of the related counterparty and accordingly may not be able to terminate or assign such credit default swaps in a timely fashion and for a fair price, potentially restricting its ability to take advantage of market opportunities.

PORTFOLIO TURNOVER

      The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A portfolio turnover rate of 100% would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, as a non-principal investment strategy, First Trust is authorized to select the Fund, with notice to the Board of Trustees, to lend portfolio securities representing up to 33 1/3% of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into domestic loan arrangements with broker-dealers, banks or other institutions that First Trust has determined are creditworthy under guidelines approved by the Board of Trustees. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans. First Trust may select the Fund to participate in the securities lending program, at its discretion with notice to the Board of Trustees.

      In these loan arrangements, the Fund will receive collateral in the form of cash, U.S. government securities or other high grade debt obligations equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by First Trust or the Fund's lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. When the Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

                                INVESTMENT RISKS

      The following risk disclosure supplements the discussion of the Fund's investment risks that appears in the Prospectus.

Overview

      An investment in the Fund should be made with an understanding of the risks that an investment in the Fund's shares entails, including the risk that the financial condition of the issuers of the securities held by the Fund or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Convertible Securities Risk

      Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock but is subject to market risk nonetheless.

      In addition, convertible securities that may not be converted unless certain conditions are met may be subject to increased volatility and trade at a slight discount to similar convertible securities that do not require such conditions to be met prior to conversion.

      In the event of a liquidation of the issuing company, holders of convertible debt securities which are subordinate in right of payment to the issuer's other debt obligations would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Convertible preferred securities are also generally subordinated to debt instruments and non-convertible series of preferred securities in a company's capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore convertible preferred securities may be subject to greater credit risk than more senior debt and preferred instruments. Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

Currency Exchange Rate Risk

      Investments denominated in non-U.S. currencies and investments in securities or derivatives that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because each Fund's net asset value is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

      The value of the U.S. dollar against other currencies is influenced by a variety of factors. These factors include national debt levels and trade deficits; changes in balances of payments and trade, domestic and foreign interest and inflation rates; global or regional political, economic or financial events; monetary policies of governments; actual or potential government intervention; and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country's currency. Government monetary policies and the buying or selling of currency by a country's government may also influence exchange rates.

      Currencies of emerging or developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

Debt Securities Risk

      In addition to the risks described elsewhere in the Prospectus and this SAI, debt securities are subject to certain other risks, including:

      o Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer's goods and services. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

      o Interest Rate Risk. Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed rate securities generally will fall. Currently, interest rates are at or near historical lows and, as a result, they are likely to rise over time. Market value generally falls further for fixed rate securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security's duration and further reduce the value of the security. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

      o Liquidity Risk. Certain debt securities may be substantially less liquid than many other securities, such as common stocks traded on an exchange. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

      o Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund's income and distributions to common shareholders of the Fund. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to redeem the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. If the Fund bought a security at a premium, the premium could be lost in the event of a prepayment.

      o Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the market price of the Fund's common shares or the overall return of the Fund.


Derivatives Risk

      The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of the Advisor's and Sub-Advisor's derivatives strategies will depend on their ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or "interconnection" risk, as specified below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

             (2) Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or "interconnection" risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Hybrid Capital Securities Risk

      Although it may be considered an equity security within an issuer's capital structure, a hybrid capital security may exhibit characteristics to a debt security, convertible security or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). Hybrid capital securities may be functionally equivalent to preferred stock and are issued and trade in a manner similar to traditional perpetual preferred stock. Such hybrid capital securities may have a lower par amount, may allow the issuer to defer interest or dividend payments and may be equal to preferred shares or the lowest level of subordinated debt in terms of claims to an issuer's assets in the event of liquidation. Also, the price of a hybrid capital security and any applicable reference instrument may not move in the same direction or at the same time.

      An investment in a hybrid capital security may entail significant risks not associated with a similar investment in a traditional equity security or preferred stock. The risks of a particular hybrid capital security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid capital security. Hybrid capital securities potentially are more volatile and carry greater market and liquidity risks than traditional equity securities. Holders of hybrid preferred securities may have limited voting rights to control the activities of the issuer. The purchase of hybrid preferred securities also may expose a Fund to the credit risk of their issuer, and, depending on the level of the Fund's investment in such hybrid securities, these risks may cause significant fluctuations in the Fund's NAV. Hybrid securities also may carry liquidity risk, since the instruments are often "customized" to meet the needs of an issuer or a particular investor, and therefore the number of investors that are willing and able to buy such instruments in the secondary market may be small.

Leverage Risk

      Leverage risk is the risk that the Fund may be more volatile than if it had not been leveraged due to leverage's tendency to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Liquidity Risk

      Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the OTC market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Listing Standards Risk

      The Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Fund to sell securities at inopportune time or for a price other than the security's then-current market value. The sale of securities in such circumstances could limit the Fund's profit or require the Fund to incur a loss, and as a result, the Fund's performance could be impacted.

Non-U.S. Securities Risk

      An investment in non-U.S. securities involves risks in addition to the usual risks inherent in domestic investments. Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

Passive Foreign Investment Companies Risk

      The Fund may invest in companies that are considered to be "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

Preferred Securities and Trust Preferred Securities Risk

      There are special risks associated with investing in preferred securities, including risks related to deferral, noncumulative dividends, subordination, liquidity, limited voting rights and special redemption rights. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities issued by an affiliated business trust of a corporation whose only assets are generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments on the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred securities, but unlike preferred securities, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends received deduction and do not constitute qualified dividend income. Trust preferred securities prices fluctuate for several reasons including changes in investors' perception of the financial condition of an issuer or the general economic condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment and the risk that a trust preferred security may be called for redemption in a falling interest rate environment. Certain of the other risks unique to trust preferred securities include: (i) distributions on trust preferred securities will be made only if interest payments on the interest-bearing notes, preferred securities or subordinated debentures are made; (ii) a corporation issuing the interest-bearing notes, preferred securities or subordinated debentures may defer interest payments on these instruments for up to 20 consecutive quarters and if such election is made, distributions will not be made on the trust preferred securities during the deferral period; (iii) certain tax or regulatory events may trigger the redemption of the interest-bearing notes, preferred securities or subordinated debentures by the issuing corporation and result in prepayment of the trust preferred securities prior to their stated maturity date; (iv) future legislation may be proposed or enacted that may prohibit the corporation from deducting its interest payments on the interest-bearing notes, preferred securities or subordinated debentures for tax purposes, making redemption of these instruments likely; (v) a corporation may redeem the interest bearing notes, preferred securities or subordinated debentures in whole at any time or in part from time to time on or after a stated call date; (vi) trust preferred securities holders have very limited voting rights; and (vii) payment of interest on the interest-bearing notes, preferred securities or subordinated debentures, and therefore distributions on the trust preferred securities, is dependent on the financial condition of the issuing corporation.

Real Estate Investment Trust Risk

      REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective tenants of the safety, convenience and attractiveness of the properties; the ability of the owners to provide adequate management, maintenance and insurance; the cost of complying with the Americans with Disabilities Act; increased competition from new properties; the impact of present or future environmental legislation and compliance with environmental laws; changes in real estate taxes and other operating expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Many of these distributions however will not generally qualify for favorable treatment as qualified dividend income.

Warrants and Rights Risk

      Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants' or rights' expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the price of the underlying security.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the investment management agreement and sub-advisory agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor and sub-advisor. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund.

                                                                                                                         OTHER
                                                                                                  NUMBER OF         TRUSTEESHIPS OR
                                               TERM OF OFFICE                                 PORTFOLIOS IN THE      DIRECTORSHIPS
                              POSITION AND     AND YEAR FIRST                                 FIRST TRUST FUND      HELD BY TRUSTEE
       NAME, ADDRESS          OFFICES WITH       ELECTED OR      PRINCIPAL OCCUPATIONS       COMPLEX OVERSEEN BY    DURING THE PAST
     AND DATE OF BIRTH            TRUST          APPOINTED        DURING PAST 5 YEARS              TRUSTEE              5 YEARS

Trustee Who Is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)           Chairman of the  o Indefinite      Chief Executive Officer,      __ Portfolios         None
120 East Liberty Drive,     Board and          term            First Trust Advisors L.P.
  Suite 400                 Trustee                            and First Trust Portfolios
Wheaton, IL 60187                                              L.P.; Chairman of the
D.O.B.: 09/55                                o Since           Board of Directors,
                                               inception       BondWave LLC (Software
                                                               Development
                                                               Company/Investment
                                                               Advisor) and Stonebridge
                                                               Advisors LLC (Investment
                                                               Advisor)

Independent Trustees
----------------------------

Richard E. Erickson         Trustee          o Indefinite      Physician; President,         __ Portfolios         None
c/o First Trust Advisors                       term            Wheaton Orthopedics;
L.P.                                                           Limited Partner, Gundersen
120 East Liberty Drive,                                        Real Estate Limited
  Suite 400                                  o Since           Partnership; Member,
Wheaton, IL 60187                              inception       Sportsmed LLC
D.O.B.: 04/51



Thomas R. Kadlec            Trustee          o Indefinite      President, ADM Investor       __ Portfolios         Director of ADM
c/o First Trust Advisors                       term            Services, Inc. (Futures                             Investor
L.P.                                                           Commission Merchant)                                Services, Inc.,
120 East Liberty Drive,                      o Since                                                               ADM Investor
  Suite 400                                    inception                                                           Services
Wheaton, IL 60187                                                                                                  International
D.O.B.: 11/57                                                                                                      and Futures
                                                                                                                   Industry
                                                                                                                   Association

Robert F. Keith             Trustee          o Indefinite      President, Hibs               __ Portfolios         Director of
c/o First Trust Advisors                       term            Enterprises (Financial and                          Trust Company of
L.P.                                                           Management Consulting)                              Illinois
120 East Liberty Drive,                      o Since
  Suite 400                                    inception
Wheaton, IL 60187
D.O.B.: 11/56

                                                                                                                         OTHER
                                                                                                  NUMBER OF         TRUSTEESHIPS OR
                                               TERM OF OFFICE                                 PORTFOLIOS IN THE      DIRECTORSHIPS
                              POSITION AND     AND YEAR FIRST                                 FIRST TRUST FUND      HELD BY TRUSTEE
       NAME, ADDRESS          OFFICES WITH       ELECTED OR      PRINCIPAL OCCUPATIONS       COMPLEX OVERSEEN BY    DURING THE PAST
     AND DATE OF BIRTH            TRUST          APPOINTED        DURING PAST 5 YEARS              TRUSTEE              5 YEARS

Niel B. Nielson             Trustee          o Indefinite      Managing Director and         __ Portfolios         Director of
c/o First Trust Advisors                       term            Chief Operating Officer                             Covenant
L.P.                                                           (January 2015 to present),                          Transport Inc.
120 East Liberty Drive,                      o Since           Pelita Harapan Educational                          (May 2003 to May
  Suite 400                                    inception       Foundation (Educational                             2014)
Wheaton, IL 60187                                              Products and Services);
D.O.B.: 03/54                                                  President and Chief
                                                               Executive Officer (June
                                                               2012 to September 2014),
                                                               Servant Interactive LLC
                                                               (Educational Products and
                                                               Services); President and
                                                               Chief Executive Officer
                                                               (June 2012 to September
                                                               2014), Dew Learning LLC
                                                               (Educational Products and
                                                               Services); President
                                                               (June 2002 to June 2012),
                                                               Covenant College

Officers of the Trust
----------------------------

James M. Dykas              President and    o Indefinite      Managing Director and         N/A                   N/A
120 East Liberty Drive,     Chief Executive    term            Chief Financial Officer
  Suite 400                 Officer                            (January 2016 to present),
Wheaton, IL 60187                                              Controller (January 2011
D.O.B.: 01/66                                o Since January   to January 2016), Senior
                                               2016            Vice President (April 2007
                                                               to January 2016), First
                                                               Trust Advisors L.P. and
                                                               First Trust Portfolios L.P.

Donald Swade                Treasurer,       o Indefinite      Vice President (April 2012    N/A                   N/A
120 East Liberty Drive,     Chief Financial    term            to present), First Trust
  Suite 400                 Officer and                        Advisors L.P. and First
Wheaton, IL 60187           Chief            o Since January   Trust Portfolios L.P.,
D.O.B.: 08/72               Accounting         2016            Vice President (September
                            Officer                            2006 to April 2012),
                                                               Guggenheim Funds
                                                               Investment Advisors,
                                                               LLC/Claymore Securities,
                                                               Inc.

W. Scott Jardine            Secretary and    o Indefinite      General Counsel, First        N/A                   N/A
120 East Liberty Drive,     Chief Legal        term            Trust Advisors L.P. and
  Suite 400                 Officer                            First Trust Portfolios
Wheaton, IL 60187                            o Since           L.P.; Secretary and
D.O.B.: 05/60                                  inception       General Counsel, BondWave
                                                               LLC (Software Development
                                                               Company/Investment
                                                               Advisor) and Secretary,
                                                               Stonebridge Advisors LLC
                                                               (Investment Advisor)

                                                                                                                         OTHER
                                                                                                  NUMBER OF         TRUSTEESHIPS OR
                                               TERM OF OFFICE                                 PORTFOLIOS IN THE      DIRECTORSHIPS
                              POSITION AND     AND YEAR FIRST                                 FIRST TRUST FUND      HELD BY TRUSTEE
       NAME, ADDRESS          OFFICES WITH       ELECTED OR      PRINCIPAL OCCUPATIONS       COMPLEX OVERSEEN BY    DURING THE PAST
     AND DATE OF BIRTH            TRUST          APPOINTED        DURING PAST 5 YEARS              TRUSTEE              5 YEARS

Daniel J. Lindquist         Vice President   o Indefinite      Managing Director (July       N/A                   N/A
120 East Liberty Drive,                        term            2012 to present), Senior
  Suite 400                                                    Vice President (September
Wheaton, IL 60187                            o Since           2005 to July 2012), First
D.O.B.: 02/70                                  inception       Trust Advisors L.P. and
                                                               First Trust Portfolios L.P.

Kristi A. Maher             Chief            o Indefinite      Deputy General Counsel,       N/A                   N/A
120 East Liberty Drive,     Compliance         term            First Trust Advisors L.P.
  Suite 400                 Officer and                        and First Trust Portfolios
Wheaton, IL 60187           Assistant        o Chief           L.P.
D.O.B.: 12/66               Secretary          Compliance
                                               Officer Since
                                               inception

                                             o Assistant
                                               Secretary
                                               Since inception

Roger F. Testin             Vice President   o Indefinite      Senior Vice President         N/A                   N/A
120 East Liberty Drive,                        term            (November 2003 to
  Suite 400                                                    present), First Trust
Wheaton, IL 60187                            o Since           Advisors L.P. and First
D.O.B.: 06/66                                  inception       Trust Portfolios L.P.

Stan Ueland                 Vice President   o Indefinite      Senior Vice President         N/A                   N/A
120 East Liberty Drive,                        term            (September 2012 to
  Suite 400                                                    present), Vice President
Wheaton, IL 60187                            o Since           (August 2005 to
D.O.B.: 11/70                                  inception       September 2012) First
                                                               Trust Advisors L.P. and
                                                               First Trust Portfolios L.P.
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of First Trust Series Fund and First Trust Variable Insurance Trust, open-end funds with seven portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust Intermediate Duration Preferred & Income Fund, First Trust Dynamic Europe Equity Income Fund, First Trust New Opportunities MLP & Energy Fund and First

Trust Senior Floating Rate 2022 Target Term Fund, closed-end funds advised by First Trust; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with ___ portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. or their affiliates.

      The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Funds, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Fund, choose the Trust's officers, and hire the Fund's investment advisor and other service providers. The officers of the Trust manage the day to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the Board for each fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect tothe governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including among the First Trust exchange-traded funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possess the appropriate skills, diversity, independence and experience to oversee the Funds' business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions, and it reviews any processes that would enhance Board governance over the Funds' business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund's service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a three year term or until his or her successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Funds' activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three Committee Chairmen and the Lead Independent Trustee rotate every three years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee or as Lead Independent Trustee. The Lead Independent Trustee and immediate past Lead Independent Trustee also serve on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Kadlec, Mr. Bowen and Mr. Erickson are members of the Executive Committee.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 75 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When avacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the applicable Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the applicable Fund should mail such recommendation to W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and to counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

      The Valuation Committee is responsible for the oversight of the valuation procedures of the Funds (the "Valuation Procedures"), for determining the fair value of the Funds' securities or other assets under certain circumstances as described in the Valuation Procedures and for evaluating the performance of any pricing service for the Funds. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

      The Audit Committee is responsible for overseeing each Fund's accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee.

EXECUTIVE OFFICERS

      The executive officers of the Trust hold the same positions with each fund in the First Trust Fund Complex (representing ____ portfolios) as they hold with the Trust.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust. The Valuation

Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing services and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. For instance, as the use of Internet technology has become more prevalent, the Fund and its service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause a Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund and/or its shareholders. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of the Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocation, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Advisor, Sub-Advisor, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust's business and structure.

      Richard E. Erickson, M.D., is an orthopedic surgeon. He also has been President of Wheaton Orthopedics, a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee and on the Executive Committee (2008 -
2009), Chairman of the Nominating and Governance Committee (2003 - 2007 and 2014
- 2016), Chairman of the Audit Committee (2012 - 2013) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2017) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. In 2014, Mr. Kadlec was elected to the board of the Futures Industry Association. Mr. Kadlec has served as a Trustee of each First Trust Fund since its inception. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until hewas elected as the first Lead Independent Trustee in December 2005, serving as such through 2007 and (2014 - 2016). He also served as Chairman of the Valuation Committee (2008 - 2009), Chairman of the Audit Committee (2010 - 2011) and Chairman of the Nominating and Governance Committee (2012 - 2013). He currently serves as Chairman of the Valuation Committee and on the Executive Committee (since January 1, 2017) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas; five years as President and COO of ServiceMaster Management Services; and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, atwhich time heoversaw the financial aspects of ServiceMaster's expansion of its Management Services division into Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010 - 2011) and Chairman of the Valuation Committee (2014 - 2016) of the First Trust Funds. He served as Lead Independent Trustee and on the Executive Committee (2012 - 2016) and currently serves as Chairman of the Audit Committee (since January 1, 2017) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has been the Managing Director and Chief Operating Officer of Pelita Harapan Educational Foundation, a global provider of educational products and services since January 2015. Mr. Nielson formerly served as the President and Chief Executive Officer of Dew Learning LLC from June 2012 through September 2014. Mr. Nielson formerly served as President of Covenant College (2002 - 2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -
1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006 and 2014 - 2016), Chairman of the Valuation Committee (2007 - 2008), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee and a member of the Executive Committee (2010-2011). He currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2017) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Effective January 1, 2016, the fixed annual retainer paid to the Independent Trustees is $230,000 per year and an annual per fund fee is $2,500 for each closed-end fund and actively managed fund and $250 for each index fund. The fixed annual retainer is allocated equally among each Fund in the First Trust Fund Complex rather than being allocated pro rata based on each Fund's net assets. Additionally, the Lead Independent Trustee is paid $30,000 annually, the Chairman of the Audit Committee is paid $20,000 annually and the Chairman of the Nominating and Governance Committee is paid $10,000 annually to serve in such capacities with compensation allocated pro rata among each Fund in the First Trust Complex based on its net assets.

      The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Fund for one fiscal year and the actual compensation paid by the First Trust Fund Complex to each of the Independent Trustees for the calendar year ended December 31, 2016, respectively. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                         ESTIMATED COMPENSATION     TOTAL COMPENSATION FROM THE
NAME OF TRUSTEE             FROM THE FUND(1)        FIRST TRUST FUND COMPLEX(2)
Richard E. Erickson             $______                      $370,744
Thomas R. Kadlec                $______                      $391,203
Robert F. Keith                 $______                      $381,412
Niel B. Nielson                 $______                      $381,482

--------------------
(1) The estimated compensation to be paid by the Funds to the Independent Trustees for one fiscal year for services to the Fund.

(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2016 for services to the 137 portfolios, which consists of 7 open-end mutual funds, 16 closed-end funds and 114 exchange-traded funds.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of ________________, 2017:

                 DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND

                                                       Aggregate Dollar Range of
                                                       Equity Securities in All
                                                         Registered Investment
                                                         Companies Overseen by
                            Dollar Range of Equity       Trustee in the First
                            Securities in the Fund        Trust Fund Complex
   Interested Trustee
James A. Bowen                       None                    Over $100,000
   Independent Trustees
Richard E. Erickson                  None                    Over $100,000
Thomas R. Kadlec                     None                    Over $100,000
Robert F. Keith                      None                    Over $100,000
Niel B. Nielson                      None                    Over $100,000

      As of __________, 2017 the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

      As of __________, 2017, the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

      As of __________, 2017, First Trust Portfolios was the sole shareholder of the Fund. As a sole shareholder, First Trust Portfolios has the ability to control the outcome of any item presented to shareholders for approval.

      As of __________, 2017, the Advisor did not own any shares of the Fund.

      Investment Advisor. First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities to the Fund subject to the policies of the Board of Trustees.

      First Trust provides investment tools and portfolios for advisors and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

      First Trust acts as investment advisor for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

      The Board of Trustees of the Trust, including the Independent Trustees, approved an investment management agreement (the "Investment Management Agreement") for the Fund for an initial two-year term at a meeting held on [April 24], 2017. The Board of Trustees determined that the Investment Management Agreement is in the best interests of the Fund in light of the extent and quality of the services expected to be provided, and such other matters as the Board of Trustees considered to be relevant in the exercise of its reasonable business judgment.

      Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust will manage the investment of the Fund's assets and will be responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees, if any, and expenses, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

      First Trust provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is included in the annual management fee. The Fund has agreed to pay an annual management fee equal to 0.__% of its average daily net assets.

      Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

                                  SUB-ADVISOR

      The Fund and First Trust have retained Stonebridge Advisors LLC, an affiliate of First Trust, to serve as its investment sub-advisor pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"). In this capacity, Stonebridge is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Stonebridge is a Delaware limited liability company with principal offices located at 10 Westport Road, Suite C101, Wilton, Connecticut. Stonebridge is owned 51% by an affiliate of the Advisor and 48% by Stonebridge Asset Management LLP. Stonebridge is a registered investment advisor under the Investment Advisers Act of 1940, as amended, and had approximately $___ billion of assets which it managed or supervised as of

____________. Stonebridge is a research-driven firm whose personnel have longstanding experience in investing in preferred securities. Set forth below is information regarding the key executives of Stonebridge who select and monitor the portfolio or provide managerial or executive support to the Fund.

      Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently three portfolio managers, as follows:

      o Scott Fleming serves as President and CIO of Stonebridge setting the strategic direction of Stonebridge including operations, business and product development, and marketing strategies. Mr. Fleming leads the Investment Committee and oversees investment policies and strategies for all of the company's portfolio management activities. Additionally, Mr. Fleming directs the daily management of preferred stock portfolios. Prior to founding Stonebridge in 2004, Mr. Fleming co-founded Spectrum Asset Management, Inc., an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be the largest preferred securities manager in the country. Mr. Fleming previously served as Vice President, Portfolio Manager for DBL Preferred Management, Inc. in New York City. Mr. Fleming received a B.S. in Accounting from Bentley College in Waltham, MA and his MBA in Finance from Babson College in Wellesley, MA.

      o Robert Wolf serves as Senior Vice President and Senior Portfolio Manager at Stonebridge. Mr. Wolf is a senior member of Stonebridge Advisors' Investment Committee and oversees investment strategies and portfolio management activities across fund products and separately managed accounts. Mr. Wolf directs the daily management of preferred securities portfolios and performs both credit research and trading functions. Mr. Wolf has over sixteen years of fixed-income experience in both portfolio management and credit research. Prior to joining Stonebridge in 2006, Mr. Wolf was a high-yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included detailed credit analysis across multiple sectors, relative value analysis, and developing trade recommendations. Mr. Wolf previously worked for Lehman Brothers' commercial mortgage-backed securities
         (CMBS) trading desk as a credit analyst. Mr. Wolf received his B.S. degree in Chemistry from Villanova University and his MBA in Finance from the New York University Stern School of Business.

      o Danielle Salters serves as Vice President, Portfolio Manager and Credit Analyst at Stonebridge. Ms. Salters is a member of Stonebridge Advisors' Investment Committee and manages investment strategies across fund products and separately managed accounts. Ms. Salters directs the daily management of preferred securities portfolios in addition to performing both credit research and trading functions. Ms. Salters has ten years of investment management experience that has included investment strategy, portfolio construction, credit research, and trading. Prior to beginning at Stonebridge in 2012, Ms. Salters was a portfolio analyst at a boutique asset manager where she focused on high-yield credit analysis, and portfolio strategy and analytics for a hedge fund and institutional client. Previously, Ms. Salters was employed by UBS Financial Services, Inc. where she worked in taxable fixed-income sales and, later, served as the fixed-income specialist to a portfolio manager. Ms. Salters received a B.A. in economics from Duke University and is a CFA Charterholder.

      As of _________, the portfolio managers did not beneficially own any shares of the Fund.

      Compensation. The portfolio managers are compensated with an industry competitive salary and a year-end discretionary bonus based on client service, asset growth and the performance of the Fund. Each portfolio manager's performance is formally evaluated annually based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy the portfolio manager manages relative to the strategy's general benchmark.

      Other Accounts Managed. In addition to the Fund, as of ____________, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:

                             [TABLE TO BE INSERTED]

      Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the potential conflicts described below.

      The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Sub-Advisor seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

      If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Sub-Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.

      With respect to securities transactions for the Fund, the Sub-Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Sub-Advisor acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Sub-Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for the Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

      The Sub-Advisor, the Advisor and the Fund have adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

      The Sub-Advisory Agreement. The Sub-Advisor, subject to the Board of Trustees' and Advisor's supervision, provides the Fund with discretionary investment services. Specifically, the Sub-Advisor is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies and restrictions as provided in the Prospectus and this SAI, as may be subsequently changed by the Board of Trustees and communicated to the Sub-Advisor in writing. The Sub-Advisor further agrees to conform to all applicable laws and regulations of the SEC in all material respects and to conduct its activities under the Sub-Advisory Agreement in all material respects in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Advisor will in all material respects satisfy any applicable fiduciary duties it may have to the Fund, will monitor the Fund's investments, and will comply with the provisions of the Fund's Declaration of Trust and By-Laws, as amended from time to time, and the stated investment objective, policies and restrictions of the Fund. The Sub-Advisor is responsible for effecting all security transactions for the Fund's assets. The Sub-Advisory Agreement provides that the Sub-Advisor shall not be liable for any loss suffered by the Fund or the Advisor (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Advisor's duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in performance of its duties under the Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

      Pursuant to the Sub-Advisory Agreement among the Advisor, the Sub-Advisor and the Trust on behalf of the Fund, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees, as set forth in the Fund's Prospectus. The Sub-Advisor's fees are paid by the Advisor out of the Advisor's management fee. The following table sets forth the sub-advisory fees paid to the Sub-Advisor by the Advisor (net of any applicable expense waivers or reimbursements) for the specified periods.

      The Sub-Advisory Agreement may be terminated without the payment of any penalty by First Trust, the Fund's Board of Trustees, or a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), upon 60 days' written notice to the Sub-Advisor.

      All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Investment Management Agreement and the Sub-Advisory Agreement have been approved by the Board of Trustees, including a majority of the Independent Trustees of the Fund, and the initial shareholder of the Fund.

                             BROKERAGE ALLOCATIONS

      The Sub-Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities and the allocation of portfolio brokerage and principal business. It is the policy of the Sub-Advisor to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to the Sub-Advisor and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay markups on principal transactions. In selecting broker/dealers and in negotiating commissions, the Sub-Advisor considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of shares.

      Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Such brokerage and research services are often referred to as "soft dollars." The Sub-Advisor has advised the Board of Trustees that it does not currently intend to use soft dollars.

      As an investment advisor, the Sub-Advisor has an obligation to seek best execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of the Sub-Advisor's investment decisions for the benefit of its clients. Subject to the Sub-Advisor's duty to seek best execution, the Sub-Advisor's selection of brokers may be affected by its receipt of research services.

      The Sub-Advisor may use client commissions (i) to acquire third party research, including the eligible portion of certain "mixed use" research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers' traders and analysts, access to conferences and company management, and the provision of market information.

      When the Sub-Advisor receives research products and services in return for client brokerage, it relieves the Sub-Advisor of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to the Sub-Advisor to select a particular broker-dealer or electronic communication network that will provide it with research products or services. However, the Sub-Advisor chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction. The Sub-Advisor uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain governmental clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case the Sub-Advisor pays for such products and services from its own funds).

      Notwithstanding the foregoing, in selecting brokers, the Sub-Advisor may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Sub-Advisor determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Sub-Advisor or the Trust. In addition, the Sub-Advisor must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement provide that such higher commissions will not be paid by the Fund unless the Advisor or Sub-Advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by the Sub-Advisor of research services.

      The Sub-Advisor places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts; not all of such services may be used by the Sub-Advisor in connection with the Fund. The Sub-Advisor believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Sub-Advisor believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Sub-Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Sub-Advisor are the respective investment objective, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

     CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT, DISTRIBUTOR
                                  AND EXCHANGE

      Custodian, Administrator, Fund Accountant and Transfer Agent. Brown Brothers Harriman & Co. ("BBH"), as custodian for the Fund pursuant to a Custodian Agreement, holds the Fund's assets. Also, pursuant to an Administrative Agency Agreement, BBH provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. BBH also serves as the Fund's transfer agent pursuant to an Administrative Agency Agreement. BBH is located at 50 Post Office Square, Boston, Massachusetts, 02110.

      Pursuant to the Administrative Agency Agreement, the Trust on behalf of the Fund has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

      Pursuant to the Administrative Agency Agreement between BBH and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. This fee is subject to reduction for assets over $1 billion and $2 billion.

      Distributor. First Trust Portfolios L.P., an affiliate of First Trust, is the distributor ("FTP" or the "Distributor") and principal underwriter of the shares of the Fund. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

      12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

      Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no "interested person" of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

      No fee is currently paid by the Fund under the Plan, and pursuant to a contractual agreement, the Fund will not pay 12b-1 fees any time before
____________.

      Aggregations. Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

      The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the "DTC Participants"), which have international, operational, capabilities and place orders for Creation Unit Aggregations of Fund shares. Participating Parties (which are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation) shall be DTC Participants.

      Additional Service Provider. First Trust, on behalf of the Fund, has engaged Interactive Data Pricing and Reference Data, LLC or its designee (the "IPV Calculator"), to calculate the intra-day values for the shares of the Fund.

      Exchange. The only relationship that NYSE Arca has with First Trust or the Distributor of the Fund in connection with the Fund is that NYSE Arca lists the shares of the Fund and disseminates the intra-day portfolio values that are calculated by the IPV Calculator pursuant to its listing agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the asset value of the Fund. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Fund.

                ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

      First Trust or its affiliates may from time to time make payments, out of their own resources, to certain financial intermediaries that sell shares of First Trust mutual funds and ETFs ("First Trust Funds") to promote the sales and retention of Fund shares by those firms and their customers. The amounts of these payments vary by intermediary. The level of payments that First Trust is willing to provide to a particular intermediary may be affected by, among other factors, (i) the firm's total assets or Fund shares held in and recent net investments into First Trust Funds, (ii) the value of the assets invested in the First Trust Funds by the intermediary's customers, (iii) redemption rates, (iv) its ability to attract and retain assets, (v) the intermediary's reputation in the industry, (vi) the level and/or type of marketing assistance and educational activities provided by the intermediary, (vii) the firm's level of participation in First Trust Funds' sales and marketing programs, (viii) the firm's compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders, and (ix) the asset class of the First

Trust Funds for which these payments are provided. Such payments are generally asset-based but also may include the payment of a lump sum.

      First Trust may also make payments to certain intermediaries for certain administrative services and shareholder processing services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by First Trust under this category of services may be charged back to the Fund, subject to approval by the Board.

      First Trust and/or its affiliates may make payments, out of its own assets, to those firms as compensation and/or reimbursement for marketing support and/or program servicing to selected intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First Trust Funds or that make First Trust Fund shares available through certain selected Fund no-transaction fee institutional platforms and fee-based wrap programs at certain financial intermediaries. Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the intermediary and are generally asset-based. Services for which an intermediary receives marketing support payments may include, but are not limited to, business planning assistance, advertising, educating the intermediary's personnel about First Trust Funds in connection with shareholder financial planning needs, placement on the intermediary's preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the intermediary. In addition, intermediaries may be compensated for enabling representatives of First Trust and/or its affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the intermediary. Services for which an intermediary receives program servicing payments typically include, but are not limited to, record keeping, reporting or transaction processing and shareholder communications and other account administration services, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An intermediary may perform program services itself or may arrange with a third party to perform program services. These payments, if any, are in addition to the service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the First Trust Funds out of Fund assets.

      From time to time, First Trust and/or its affiliates, at its expense, may provide other compensation to intermediaries that sell or arrange for the sale of shares of the First Trust Funds, which may be in addition to marketing support and program servicing payments described above. For example, First Trust and/or its affiliates may: (i) compensate intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate intermediaries for providing Fund shareholder trading information; (iii) make one time or periodic payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in Fund shares) or exchange order, operational charges (e.g., fees that an intermediary charges for establishing the Fund on its trading system), and literature printing and/or distribution costs; (iv) at the direction of a retirement plan's sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

      When not provided for in a marketing support or program servicing agreement, First Trust and/ or its affiliates may also pay intermediaries for enabling First Trust and/or its affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other intermediary employees, client and investor events and other intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. First Trust and/or its affiliates make payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

      First Trust and/or its affiliates occasionally sponsor due diligence meetings for registered representatives during which they receive updates on various First Trust Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an interest in First Trust Funds are more likely to be considered. To the extent permitted by their firm's policies and procedures, all or a portion of registered representatives' expenses in attending these meetings may be covered by First Trust and/or its affiliates.

      The amounts of payments referenced above made by First Trust and/or its affiliates could be significant and may create an incentive for an intermediary or its representatives to recommend or offer shares of the First Trust Funds to its customers. The intermediary may elevate the prominence or profile of the First Trust Funds within the intermediary's organization by, for example, placing the First Trust Funds on a list of preferred or recommended funds and/or granting First Trust and/or its affiliates preferential or enhanced opportunities to promote the First Trust Funds in various ways within the intermediary's organization. These payments are made pursuant to negotiated agreements with intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount the Fund will receive as proceeds from such sales. Furthermore, many of these payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus because they are not paid by the Fund. The types of payments described herein are not mutually exclusive, and a single intermediary may receive some or all types of payments as described.

      Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their intermediaries for information about any payments they receive from First Trust and/or its affiliates and the services it provides for those payments. Investors may wish to take intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                             ADDITIONAL INFORMATION

      Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

      DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of The Depository Trust Company ("DTC") or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

      DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, or certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

      Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.

      Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

      Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC

Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

      The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

      DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

      Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided that, upon the closing of such non-U.S. exchange, the closing price of the security will be used throughout the remainder of the business day where the markets remain open. These exchange rates may differ from those used by the Sub-Advisor and consequently result in intra-day portfolio values ("IPV") that may vary. Furthermore, in calculating the intra-day portfolio values of the Fund's shares, the exchange rates used throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) shall be those that are deemed to be most appropriate.

      Policy Regarding Investment in Other Investment Companies. The Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

      The Board has delegated to Stonebridge the day-to-day proxy voting responsibility for the Fund and has directed Stonebridge to vote proxies consistent with the Fund's best interests. Stonebridge's Proxy Voting Policies and Procedures are set forth in Exhibit A. Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund's website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

      Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Forms N-Q are available without charge, upon request, by calling (800) 621-1675 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Fund's portfolio holdings are also available on the Fund's website at http://www.ftportfolios.com. The Trust, First Trust, FTP, Stonebridge and BBH will not disseminate non-public information concerning the Trust.

      Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust, Stonebridge and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Chief Compliance Officer or his or her designee. These Codes of Ethics are on public file with, and are available from, the SEC.

             CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

      GENERAL

      The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their net asset values next determined after receipt, on any Business Day (as defined below), of an order in proper form.

      A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities, and only to and from broker-dealers and large institutional investors that have entered into participation agreements, as described further below.

      PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

      Fund Deposit. The Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. The Fund may require or permit purchases of Creation Unit Aggregations to be made in whole or in part on a cash basis, rather than in-kind, under the following circumstances:
(i) to the extent there is a Cash Component (as defined below); (ii) if, on a given Business Day, the Fund announces before the open of trading that all purchases on that day will be made entirely in cash; (iii) if, upon receiving a purchase order from an Authorized Participant (as defined below), the Fund determines to require the purchase to be made entirely in cash; (iv) if, on a given Business Day, the Fund requires all Authorized Participants purchasing shares on that day to deposit cash in lieu of some or all of the Deposit Securities (as defined below) because: (a) such instruments are not eligible for transfer through either the Continuous Net Settlement System of the NSCC as such processes have been enhanced to effect purchases and redemptions of Creation Unit Aggregations (the "NSCC Process") or through the facilities of DTC (the "DTC Process"); or (b) in the case of non-U.S. Deposit Securities, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or
(v) if the Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities because: (a) such instruments are not available in sufficient quantity; or (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

      In addition, under the following circumstances, it is possible that Deposit Securities may not correspond pro rata to the positions in the Fund's portfolio as of the end of the prior Business Day: (i) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (ii) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots (a tradeable round lot for a security will be the standard unit of trading in that particular type of security in its primary market); or
(iii) with respect to "to-be-announced" transactions, short positions and other positions that cannot be transferred in kind (including instruments that can be transferred in kind only with the consent of the original counterparty to the extent the Fund does not intend to seek such consents), and they will therefore be excluded from the Deposit Securities with their value reflected in the determination of the Cash Component.

      Under limited circumstances where purchase of a Creation Unit Aggregation of shares for cash is not practical, the consideration for purchase of a Creation Unit Aggregation of shares of the Fund may consist of the in-kind deposit of a designated portfolio of securities and other instruments (the "Deposit Securities") generally corresponding pro rata (except in certain circumstances) to the Fund's portfolio positions (including cash positions) as of the end of the prior Business Day and an amount of cash computed as described below (the "Cash Component"). Together, the Deposit Securities (and/or any cash with respect to cash purchases and cash-in-lieu amounts) and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

      The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between (i) the net asset value of Fund shares (per Creation Unit Aggregation) and (ii) the "Deposit Amount" -- an amount equal to the aggregate market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

      The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business of the Exchange (currently 9:30 a.m., Eastern
Time), the list of the names and the required quantity of each Deposit Security, as well as the estimated Cash Component (if any) that will be applicable to Fund Deposits for the Fund for that day (subject to correction of any errors). Such Fund Deposit information is applicable in order to effect creations of Creation Unit Aggregations of the Fund until the next Business Day.

      The identities and quantities of the Deposit Securities required for a Fund Deposit, if any, for the Fund change as corporate action events are reflected within the Fund from time to time by the Advisor with a view to the investment objectives of the Fund.

      Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the section entitled "Book Entry Only System"), must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement"), and must have international operational capabilities. A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

      All standard orders to create Creation Unit Aggregations must be received by the transfer agent no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for the creation of Creation Unit Aggregations to be effected based on the net asset value of shares of the Fund as next determined on such date after receipt of the order in proper form. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order must generally be received by the transfer agent no later than 3:00 p.m. Eastern Time on the trade date. The Fund may require custom orders for the purchase of Creation Unit Aggregations to be placed earlier in the day (for example, on days when the generally accepted close of the Exchange or the applicable fixed-income security market occurs earlier than normal (such as the day before a holiday)). In addition, it is possible that orders to purchase a Creation Unit Aggregation may not be accepted on any day when the applicable fixed-income security markets are closed. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal

Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

      All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

      Deposit Securities must be delivered to the Trust through the applicable processes set forth in the Participant Agreement. Deposit Securities that are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date (as defined below), all in accordance with the terms of the Participant Agreement. If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the creation order, together with the applicable Creation Transaction Fee (as defined below) and additional variable amounts, as described below, all in accordance with the terms of the Participant Agreement. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Fund or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of the Fund are customarily traded. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

      Issuance of Creation Unit Aggregations. A Creation Unit Aggregation will generally not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities and the payment of the Cash Component, the Creation Transaction Fee (as defined below) and any other required cash amounts have been completed. As described in the next paragraph, in the event that an order for a Creation Unit is incomplete because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an additional cash deposit (described below) with respect to the undelivered Deposit Securities.

      To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115% (which First Trust may change from time to time) of the value of the missing Deposit Securities. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

      Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Fund if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the required Fund Deposit is not delivered; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of the Trust, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Distributor, have an adverse effect on the Trust, the Fund or the rights of Beneficial Owners; or
(vii) circumstances outside the control of the Trust or the Fund make it impossible to process creation orders for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Fund, First Trust, the Sub-Advisor, the Distributor, DTC, NSCC, the transfer agent, the Custodian, the sub-custodian or any other participant in the creation process; the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

      All questions as to the quantity of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

      Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $_____. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily net asset value per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities.

      REDEMPTIONS OF CREATION UNIT AGGREGATIONS

      Redemption of Fund Shares In Creation Unit Aggregations. Fund shares may be redeemed only in Creation Unit Aggregations at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the transfer agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit Aggregation.

      The Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. In accordance with exemptive relief granted to the Trust, the Fund may redeem in cash under the following circumstances: (i) to the extent there is a Cash Redemption Amount;
(ii) if, on a given Business Day, the Fund announces before the open of trading that all redemptions on that day will be made entirely in cash; (iii) if, upon receiving a redemption order from an Authorized Participant, the Fund determines to require the redemption to be made entirely in cash; (iv) if, on a given Business Day, the Fund requires all Authorized Participants redeeming shares on that day to receive cash in lieu of some or all of the Fund Securities because:
(a) such instruments are not eligible for transfer through either the NSCC Process or the DTC Process; or (b) in the case of non-U.S. Fund Securities (as defined below), such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (v) if the Fund permits an Authorized Participant to receive cash in lieu of some or all of the Fund Securities because: (a) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (b) with respect to non-U.S. Fund Securities, a holder of shares of the Fund would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.

      In addition, under the following circumstances, it is possible that Fund Securities may not correspond pro rata to the positions in the Fund's portfolio as of the end of the prior Business Day: (i) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (ii) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; or (iii) with respect to "to-be-announced" transactions, short positions and other positions that cannot be transferred in kind (including instruments that can be transferred in kind only with the consent of the original counterparty to the extent the Fund does not intend to seek such consents), and they will therefore be excluded from the Fund Securities with their value reflected in the determination of the Cash Redemption Amount.

      The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern
Time), the estimated Cash Redemption Amount (defined below), or in limited circumstances where a cash redemption is not practical, the list of the names and the required quantity of the securities and other instruments ("Fund Securities"), as well as the estimated Cash Redemption Amount (defined below) (if any), that will be applicable for the Fund for that day (subject to correction of any errors) to redemption requests received in proper form (as described below) on that day.

      Unless limited circumstances where redemption of a Creation Unit Aggregation for cash is not practical, the redemption proceeds for a Creation Unit Aggregation may consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the net asset value of the Fund shares (per Creation Unit Aggregation) being redeemed, as next determined after a receipt of a request in proper form, and the aggregate market value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Fund Securities have an aggregate market value greater than the net asset value of the Fund shares (per Creation Unit Aggregation), a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an Authorized Participant by the redeeming shareholder.

      The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the Fund's net asset value is not reasonably practicable; or (iv) in such other circumstances as are permitted by the SEC.

      Redemption Transaction Fee. Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $______. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order and may also be assessed an amount to cover other costs including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to such securities. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

      Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

      Deliveries of the Cash Redemption Amount and/or Fund Securities to investors are generally expected to be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund. Under the 1940 Act, the Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered for redemption. However, because the settlement of redemptions of Fund shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, pursuant to an exemptive order on which the Fund may rely, the Fund's in-kind redemption proceeds are permitted to be paid within the maximum number of calendar days required for such payment or satisfaction in the principal local foreign markets where transactions in portfolio securities customarily clear and settle, but no later than 15 calendar days following tender of a Creation Unit Aggregation in proper form.

      In connection with taking delivery of non-U.S. Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or an Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

      To the extent contemplated by a Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's transfer agent, the transfer agent may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, (which First Trust may change from time to time), of the value of the missing shares.

      The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BBH and marked to market daily, and that the fees of BBH and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. If the Participant Agreement provides for collateralization, it will permit the Trust, on behalf of the affected Fund, to purchase the missing shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral.

      The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by BBH according to the procedures set forth in this SAI under "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BBH by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to BBH prior to the specified time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BBH on such Transmittal Date. A redemption order must be submitted in proper form.

      Redemptions of Fund shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, although the Fund expects Creation Unit Aggregations generally to be redeemed for cash under the circumstances described above. An Authorized Participant or an investor for which it is acting therefore will generally be paid redemption proceeds in cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

      Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the listing exchange for the Fund is closed or that are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or purchase and sell shares of the Fund on the listing exchange for the Fund, on days when the net asset value of the Fund could be significantly affected by events in the relevant foreign markets.

                                REGULAR HOLIDAYS

      The Fund generally intends to effect deliveries of Creation Units and securities in its portfolio ("Portfolio Securities") on a basis of "T" plus three Business Days (i.e., days on which the NYSE is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than "T" plus three in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

      The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. It is not expected, however, that the Fund will take more than fifteen calendar days from the date of the tender to deliver the redemption proceeds. The holidays applicable to the Fund during such periods are listed below. Certain holidays may occur on different dates in subsequent years. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

      The dates of the regular holidays affecting the relevant securities markets from ________ 2017 through ________ 2018 of the below-listed countries are as follows:

                            [TO BE PROVIDED BY C&C]

                              FEDERAL TAX MATTERS

      This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of the SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

      This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

      As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

      The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

      As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

      Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances. The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

      Income from the Fund may also be subject to a 3.8% "Medicare tax." This tax generally applies to net investment income if the taxpayer's adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

      A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

      Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a tax basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

      Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

SALE OR EXCHANGE OF FUND SHARES

      Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

      Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

      If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

      Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

      The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out); and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

      If the Fund holds an equity interest in any PFICs, which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

BACKUP WITHHOLDING

      The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

      U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are "financial institutions" may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments or debt interests in the financial institution held by one or more U.S. persons orthe institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a "financial institution" means any entity that (i) accepts deposits in the ordinary course of a banking or similar business, (ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. Dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

      Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations or foreign central banks) will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. Dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

      Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

      Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

      Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

      In addition, capital gain distributions attributable to gain from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return.

      Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

CAPITAL LOSS CARRY-FORWARD

      Under the Regulated Investment Company Modernization Act of 2010 (the "RIC Modernization Act"), net capital losses of the Fund may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carry-forwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carry-forwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

OTHER TAXATION

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

      The per share net asset value of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. Under normal circumstances, daily calculation of the net asset value will utilize the last closing sale price of each security held by the Fund at the close of the market on which such security is principally listed. In determining net asset value, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

            (1) Common stocks and other equity securities listed on any national or foreign exchange other than Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the exchange on which they are principally traded, or the official closing price for Nasdaq and AIM securities. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the Business Day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

            (2) Shares of open-end funds are valued at fair value which is based on NAV per share.

            (3) Securities traded in the OTC market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

            (4) Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options and futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

            (5) Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the 30, 60, 90 and 180-day forward rates provided by a pricing service or by certain independent dealers in such contracts.

      In addition, the following types of securities will be fair valued by the Fund accounting agent as follows:

            (1) Fixed income securities, convertible securities, preferred and hybrid securities, interest rate swaps, credit default swaps, total return swaps, currency swaps, currency-linked notes, credit-linked notes and other similar instruments will be fair valued using a pricing service.

            (2) Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            (i) the credit conditions in the relevant market and changes thereto;

            (ii) the liquidity conditions in the relevant market and changes thereto;

            (iii) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            (iv) issuer-specific conditions (such as significant credit deterioration); and

            (v) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

            (3) Repurchase agreements will be fair valued as follows. Overnight repurchase agreements will be fair valued at amortized cost when it represents the best estimate of fair value. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by the Advisor's Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

      If the Advisor's Pricing Committee has reason to question the accuracy or reliability of a price supplied or the use of the amortized cost methodology, the Advisor's Pricing Committee shall determine if "it needs to fair value" such portfolio security pursuant to established valuation procedures. From time to time, the Advisor's Pricing Committee will request that the Fund accounting agent submit price challenges to a pricing service, usually in response to any updated broker prices received.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or is likely to make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. Fair value prices represent any prices not considered market value prices and are either obtained from a pricing service or are determined by the Advisor's Pricing Committee. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from pricing services. If no market price or official close price is available from either a pricing service or no quotations are available from one or more brokers or if the Advisor's Pricing Committee has reason to question the reliability or accuracy of a price supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market prices/quotations are not readily available will be determined by the Advisor's Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date, based on a consideration of all available information. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange.

      Because foreign markets may be open on different days than the days during which a shareholder may purchase the shares of the Fund, the value of the Fund's investments may change on the days when shareholders are not able to purchase the shares of the Fund. For foreign securities, if an extraordinary market event occurs between the time the last "current" market quotation is available for a security in the Fund's portfolio and the time the Fund's net asset value is determined and calls into doubt whether that earlier market quotation represents fair value at the time the Fund's net asset value is determined, the Fund accounting agent will immediately notify the Advisor's Pricing Committee and the Advisor's Pricing Committee shall determine the fair valuation. For foreign securities, the Advisor's Pricing Committee may seek to determine the "fair value" of such securities by retaining a pricing service to determine the value of the securities.

      Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation.

                          DIVIDENDS AND DISTRIBUTIONS

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

      General Policies. Dividends from net investment income of the Fund, if any, are declared and paid ______. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

      Dividends and other distributions of Fund shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

      Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

                           MISCELLANEOUS INFORMATION

      Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

      Independent Registered Public Accounting Firm. ____________, serves as the Fund's independent registered public accounting firm. The firm audits the Fund's financial statements and performs other related audit services.

                        EXHIBIT A - PROXY VOTING POLICY

GENERAL POLICY.

The preferred securities in which we generally invest do not normally carry proxy voting rights, and we do not anticipate acquiring equity securities that have such rights. But in the event that a proxy vote is solicited on a security held in client portfolios, Stonebridge will strive to cast its vote in the best economic interests of the client, following the Proxy Voting Guidelines detailed below.

Clients may obtain a copy of Stonebridge's Proxy Voting Policy as well as information relating to how proxies were voted.

PROXY VOTING GUIDELINES.

We will normally vote proxies in accordance with the following guidelines unless we determine that it is in the best economic interests of our clients do otherwise:

o We will consider the proposal's expected impact on shareholder value and will not consider any benefit to us, our employees or affiliates.

o We consider the reputation, experience and competence of a company's management when we evaluate the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. Therefore, on most issues, we cast our votes in accordance with management's recommendations. However, when we believe management's position on a particular issue is not in the best interests our clients, we will vote contrary to management's recommendation.

o With respect to a company's board of directors, we believe there should be a majority of independent directors on company boards, and that audit, compensation and nominating committees should consist solely of independent directors. Therefore, we will normally vote in favor of proposals that insure such independence.

o With respect to auditors, we believe that the relationship between a public company and its auditors should be limited primarily to the audit engagement, and we will normally vote in favor of proposals to prohibit or limit fees paid to auditors for any services other than auditing or closely-related activities that do not raise any appearance of impaired independence.

o With respect to equity-based compensation plans, we believe that appropriately designed plans approved by a company's shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, we will normally vote against plans that substantially dilute our ownership interest in the company or provide participants with excessive awards. We will also normally vote in favor of proposals to require the expensing of options.

o With respect to shareholder rights, we believe that all shareholders of a company should have an equal voice and that barriers that limit the ability of shareholders to effect corporate change and to realize the full value of their investment are not desirable. Therefore, we will normally vote against proposals for supermajority voting rights, against the adoption of poison pill plans, and against proposals for different classes of stock with different voting rights.

o With respect to "social responsibility" issues, we believe that matters related to a company's day-to-day business operations are primarily the responsibility of management. We are focused on maximizing long-term shareholder value and will normally vote against shareholder proposals requesting that a company disclose or change certain business practices, unless we believe the proposal would have a substantial, positive economic impact on the company.

o Sometimes a client will fund a new account with in-kind securities. When this happens, we review the in-kind portfolio, retain those securities that fit Stonebridge's strategies, and quickly sell the rest in order to produce cash which can then be invested in the strategies. It may occur that a proxy vote solicitation is received on a security that was received in-kind and slated for immediate sale. It is our policy to vote "Abstain" on such securities, as we claim no knowledge or expertise concerning securities that are outside of our strategies, and have only transitory possession of them.

o In other circumstances, we may also decide to refrain from voting a particular proxy. In these instances, we will document the reasons for our decision.

RESPONSIBILITY.

The CCO or his designee is responsible for the administration of the proxy voting policy.

The Chief Investment Officer or his designee is responsible for voting and submitting proxies and monitoring corporate actions of portfolio securities.

IMPLEMENTATION.

Implementation procedures are as follows:

o A description of the Proxy Voting Policy is disclosed in Form ADV Part 2A, along with contact information for clients interested in requesting a copy of the policy.

o An offer is made to all existing clients on an annual basis to allow them to request, at no charge, a copy of the Proxy Voting Policy.

o When a proxy vote is required, the Chief Investment Officer or his designee will maintain documentation of all proxies/corporate action information that was received, records of how and when the proxies were voted.

o Client requests for information regarding proxy votes or policies and procedures will be forwarded to the CCO for a written response.

o The CCO periodically reviews documentation maintained by the Chief Investment Officer to provide reasonable assurance that procedures are followed and proxies are being voted in the best interest of the clients.

                     EXHIBIT B - CREDIT RATING DEFINITIONS

Standard & Poor's

      A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

LONG-TERM ISSUE CREDIT RATINGS

      Issue credit ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of payment: capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation and the promise S&P imputes;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            The issue rating definitions are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

            AAA. An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            AA. An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            A. An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            BBB. An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            BB. An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B. An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            CCC. An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC. An obligation rated "CC" is currently highly vulnerable to nonpayment. The "CC" rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty regardless of the anticipated time to default.

            C. An obligation rated "C" is currently highly vulnerable to nonpayment and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

            D. An obligation rated "D" is in default or in breach of an imputed promise. For non-hybrid capital instruments, the "D" rating category is used when payments on an obligation are not made on the date due unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

            Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Investors Service, Inc.
            -------------------------------

            A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows.

            Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

            Long-Term Obligation Ratings

            Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

            Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

            A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

            Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

            Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

            B Obligations rated B are considered speculative and are subject to high credit risk.

            Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

            Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

            C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

            Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

            Fitch Ratings
            -------------

            A brief description of the applicable Fitch Ratings ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

            Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

            The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

            A designation of "Not Rated" or "NR" is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

            Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

            Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

            In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

                        International Long-Term Ratings

            Issuer Credit Rating Scales

            AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            AA Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            A High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

            BBB Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

            BB Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

            B Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

            CCC Substantial credit risk. Default is a real possibility.

            CC Very high levels of credit risk. Default of some kind appears probable.

            C Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

            o the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

            o the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

            o Fitch otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

            RD Restricted default. 'RD' ratings indicate an issuer that in Fitch's opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

            o the selective payment default on a specific class or currency of debt;

            o the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

            o the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

            o execution of a distressed debt exchange on one or more material financial obligations.

            D Default. 'D' ratings indicate an issuer that in Fitch's opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

            Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

            "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.


In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

                     First Trust Exchange-Traded Fund III
                          PART C - OTHER INFORMATION


ITEM 28.  EXHIBITS


EXHIBIT NO.  DESCRIPTION

      (a) (1) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

             (2) Amendment to the Declaration of Trust, dated December 11, 2009. (1)

             (3) Amended and Restated Establishment and Designation of Series. (14)

      (b)    By-Laws of the Registrant. (2)

      (c)    Not Applicable.

      (d) (1) Investment Management Agreement between Registrant and First Trust Advisors L.P, dated February 1, 2013. (4)

             (2) Amended Schedule A to Investment Management Agreement between Registrant and First Trust Advisors L.P. (14)

             (3) Investment Sub-Advisory Agreement by and between First Trust Advisors L.P. and Stonebridge Advisors LLC, dated February 12, 2013. (8)

             (4) Amended Schedule A to Sub-Advisory Agreement by and between First Trust Advisors L.P. and Stonebridge Advisors LLC. (14)

      (e) (1) Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. dated February 1, 2013. (3)

             (2) Exhibit A to Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. (14)

      (f)    Not Applicable.

      (g) (1) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 25, 2013. (3)

             (2) Schedule A to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (14)

      (h)    (1) Form of Subscription Agreement. (2)

             (2) Form of Participant Agreement. (13)

             (3) Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 23, 2013. (3)

             (4) Appendix A to Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co. (14)

      (i)    (1) Opinion and Consent of Morgan, Lewis & Bockius LLP. (14)

             (2) Opinion and Consent of Chapman and Cutler LLP. (14)

      (j)    Not Applicable.

      (k)    Not Applicable.

      (l)    Not Applicable.

      (m)    (1) 12b-1 Service Plan. (3)

             (2) Exhibit A to 12b-1 Service Plan. (14)

      (n)    Not Applicable.

      (o)    Not Applicable.

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013. (4)

             (2) First Trust Funds Code of Ethics, amended on October 30, 2013. (4)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (9)

----------------

 (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on September 23, 2011.

 (2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on January 30, 2013.

 (3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on December 20, 2013.

 (4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on February 28, 2014.

 (5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on April 1, 2014.

 (6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on April 3, 2014.

 (7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on October 10, 2014.

 (8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on February 20, 2015.

 (9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on January 7, 2016.

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on February 26, 2016.

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on April 14, 2016.

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on August 22, 2016.

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on February 28, 2017.

(14)  To be filed by amendment.


ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Not applicable.


ITEM 30.  INDEMNIFICATION

      Section 5.3 of the Registrant's Declaration of Trust provides as follows:

      Section 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

           (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

           (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

          (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                  (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                  (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

            (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

     (e) With respect to any such determination or opinion referred to in clause
(b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.


ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

       A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management of the Fund" in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

NAME AND POSITION WITH FIRST TRUST       EMPLOYMENT DURING PAST TWO YEARS

Andrew S. Roggensack, President          Managing Director and President, First
                                         Trust

R. Scott Hall, Managing Director         Managing Director, First Trust

Ronald D. McAlister, Managing Director   Managing Director, First Trust

David G. McGarel, Chief Investment       Managing Director; Senior Vice
Officer, Chief Operating Officer and     President, First Trust
Managing Director

Kathleen Brown, Chief Compliance         Chief Compliance Officer and Senior
Officer and Senior Vice President        Vice President, First Trust

Brian Wesbury, Chief Economist and       Chief Economist and Senior Vice
Senior Vice President                    President, First Trust


ITEM 32.  PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.

      (b)   Positions and Offices with Underwriter.

NAME AND PRINCIPAL           POSITIONS AND OFFICES     POSITIONS AND
BUSINESS ADDRESS*            WITH UNDERWRITER          OFFICES WITH FUND

The Charger Corporation      General Partner           None

Grace Partners of            Limited Partner           None
DuPage L.P.

James A. Bowen               Chief Executive Officer   Trustee and Chairman of
                             and Managing Director      the Board

James M. Dykas               Chief Financial Officer   President and Chief
                                                       Executive Officer

Frank L. Fichera             Managing Director         None

Russell J. Graham            Managing Director         None

R. Scott Hall                Managing Director         None

W. Scott Jardine             General Counsel,          Secretary
                             Secretary and Managing
                             Director

Daniel J. Lindquist          Managing Director         Vice President

Ronald D. McAlister          Managing Director         None

David G. McGarel             Managing Director         None

Richard A. Olson             Managing Director         None

Marisa Bowen                 Managing Director         None

Andrew S. Roggensack         President and Managing    None
                             Director

Kristi A. Maher              Deputy General Counsel    Chief Compliance Officer
                                                       and Assistant Secretary

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187.

      (c) Not Applicable.


ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

      Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110 ("BBH") maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

      BBH also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34.  MANAGEMENT SERVICES

      Not Applicable


ITEM 35.  UNDERTAKINGS

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 4th day of May, 2017.

                                       FIRST TRUST EXCHANGE-TRADED FUND III

                                       By: /s/ James M. Dykas
                                           ------------------------------------
                                           James M. Dykas, President and Chief
                                           Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                   TITLE                      DATE

                            President and Chief        May 4, 2017
/s/ James M. Dykas          Executive Officer
-------------------------
    James M. Dykas
                            Treasurer, Chief           May 4, 2017
                            Financial Officer and
/s/ Donald P. Swade         Chief Accounting Officer
-------------------------
    Donald P. Swade

                                           )
James A. Bowen*             Trustee        )
                                           )
                                           )
Richard E. Erickson*        Trustee        )
                                           )       BY: /s/ W. Scott Jardine
                                           )           --------------------
Thomas R. Kadlec*           Trustee        )           W. Scott Jardine
                                           )           Attorney-In-Fact
                                           )           May 4, 2017
Robert F. Keith*            Trustee        )
                                           )
                                           )
Niel B. Nielson *           Trustee        )
                                           )

* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric
F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

                               INDEX TO EXHIBITS